UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04651
JOHN HANCOCK STRATEGIC SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2024:
John Hancock Income Fund
John Hancock Managed Account Shares
  John Hancock Managed Account Shares Bond Completion Portfolio
  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
  John Hancock Managed Account Shares Securitized Debt Portfolio

John Hancock Managed Account Shares Bond Completion Portfolio
Bond Completion Portfolio/JHBMX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of December 18, 2023 (commencement of operations) to May 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%
Fund Statistics
Fund net assets	$986,361
Total number of portfolio holdings	18
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
U.S. Government Agency	53.3%
U.S. Government	26.3%
Financials	10.0%
Utilities	5.0%
Information technology	1.9%
Health care	1.5%
Short-term investments	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619775
321A-
5/24
7/24

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investment-Grade Corporate Bond Portfolio/JMABX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX) returned 7.14% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Holdings in the independent energy sector | Rising oil prices boosted profits and led to improving balance sheets for energy producers, fueling robust total returns for bonds issued by companies in the sector. The food & beverage, life insurance, and retail sectors were also top performers in the period.
A significant position in BBB issuers | Lower-rated investment-grade bonds helped performance, so a meaningful weighting in this area added value.

TOP PERFORMANCE DETRACTORS
A very narrow group of individual securities | The vast majority of the fund’s holdings produced positive absolute returns, but a handful of securities—including the bonds of Braskem SA—finished with losses.
Choice Hotels International, Inc. | This position also lost ground in the period, as did NMI Holdings.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)	7.14%	1.56%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.42)%
Bloomberg U.S. Corporate Bond Index	4.40%	0.49%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$237,384,124
Total number of portfolio holdings	270
Total advisory fees paid (net)	$0
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Financials	22.4%
Energy	16.8%
Industrials	14.8%
Health care	8.9%
Utilities	7.3%
Information technology	7.2%
Consumer discretionary	7.0%
Real estate	5.2%
Communication services	5.0%
Consumer staples	2.7%
Materials	1.1%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619775
317A-
5/24
7/24

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Non-Investment-Grade Municipal Bond Portfolio/JHFMX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX) returned 8.73% for the year ended May 31, 2024. The municipal bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Municipal securities were further boosted by the combination of steady economic growth, healthy issuer fundamentals, and positive supply-and-demand conditions. High-yield municipals were particularly strong performers at a time of robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Holdings in virtually all sectors | While market performance was broad-based, some of the best returns came from the multifamily housing, charter schools, and continuing care retirement sectors.
Positions in economic and industrial development bonds | This sector was home to a number of the fund’s top individual performers for the period.

TOP PERFORMANCE DETRACTORS
Montana Facility Finance Authority | This issuer, which provides not-for-profit health care providers with access to low-cost capital, was one of only a few holdings to experience a loss.
South Carolina Jobs – Economic Development Authority | The issuer defaulted on its debt due in part to the lingering effects of COVID-19.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)	8.73%	10.00%
Bloomberg Municipal Bond Index	2.67%	1.25%
Bloomberg High Yield Municipal Bond Index	8.19%	4.72%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$20,466,611
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
General obligation bonds	6.1%
Revenue bonds	92.2%
Development	22.6%
Health care	19.1%
Education	16.4%
Other revenue	12.8%
Transportation	4.9%
Housing	3.9%
Tobacco	3.7%
Utilities	3.1%
Water and sewer	2.5%
Airport	2.5%
Pollution	0.7%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital." to "To seek a high level of interest income exempt from federal income tax."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-247-0278.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619775
319A-
5/24
7/24

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Non-Investment-Grade Corporate Bond Portfolio/JMADX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX) returned 11.99% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
Gains from all sectors | At a time of robust performance for the broader market, the fund generated positive returns in nearly all sectors. Some of the strongest gains came from energy refining issuers, where profit margins rose thanks to a widening spread between the prices of crude oil distillates (such as unleaded gasoline) relative to crude oil itself.
Strong performance from the banking sector | The energy, gaming, building materials, and retail sectors were among the top performers, as well.

TOP PERFORMANCE DETRACTORS
A very narrow group of individual securities | The vast majority of the fund’s holdings produced positive absolute returns, but a handful of securities—including the bonds of Oriflame Holding AG—finished with losses.
Telesat Canada, Inc. | This position also lost ground in the period, as did Kenbourne Invest SA.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)	11.99%	2.86%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.42)%
ICE BofA U.S. High Yield Index	11.17%	3.57%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$59,143,385
Total number of portfolio holdings	166
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Energy	19.6%
Consumer discretionary	17.8%
Industrials	15.3%
Financials	12.3%
Communication services	9.9%
Materials	7.9%
Utilities	5.7%
Health care	3.5%
Consumer staples	2.9%
Information technology	1.3%
Real estate	0.8%
Asset backed securities	0.1%
Short-term investments and other	2.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619775
318A-
5/24
7/24

John Hancock Managed Account Shares Securitized Debt Portfolio
Securitized Debt Portfolio/JMAEX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX) returned 6.64% for the year ended May 31, 2024. The overall bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Securitized assets performed well and outpaced U.S. Treasuries on the strength of positive credit conditions and investors’ continued appetite for yield.

TOP PERFORMANCE CONTRIBUTORS
Gains for all major segments of the fund | Allocations to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities (CMBS) all generated positive returns.
Asset-backed securities were the most significant contributors | A home services franchise as well as a data center provider made some of the larger contributions.

TOP PERFORMANCE DETRACTORS
A very narrow group of individual securities | The vast majority of the fund’s holdings produced positive absolute returns, but a handful of securities—including the franchises in Taco Bell and Domino's Pizza —finished with losses.
Commerical mortgage-backed securities | Colt Trust was one of the few CMBS detractors.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)	6.64%	1.72%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.42)%
Bloomberg U.S. Securitized MBS ABS CMBS Index	0.76%	(0.89)%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$128,938,515
Total number of portfolio holdings	229
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Asset backed securities	66.6%
Collateralized mortgage obligations – Commercial and residential	27.2%
Collateralized mortgage obligations – U.S. Government Agency	5.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619775
316A-
5/24
7/24

John Hancock Income Fund
Class A/JHFIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$84	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class A/JHFIX) returned 3.56% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class A/JHFIX)	(0.58)%	0.56%	1.21%
Income Fund (Class A/JHFIX)—excluding sales charge	3.56%	1.38%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-A
5/24
7/24

John Hancock Income Fund
Class C/JSTCX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$155	1.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class C/JSTCX) returned 2.84% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class C/JSTCX)	1.84%	0.67%	0.91%
Income Fund (Class C/JSTCX)—excluding sales charge	2.84%	0.67%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-C
5/24
7/24

John Hancock Income Fund
Class I/JSTIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$54	0.53%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class I/JSTIX) returned 4.23% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class I/JSTIX)	4.23%	1.72%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-I
5/24
7/24

John Hancock Income Fund
Class R2/JSNSX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$93	0.91%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R2/JSNSX) returned 3.65% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R2/JSNSX)	3.65%	1.32%	1.54%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-R2
5/24
7/24

John Hancock Income Fund
Class R4/JSNFX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$68	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R4/JSNFX) returned 3.90% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R4/JSNFX)	3.90%	1.54%	1.78%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-R4
5/24
7/24

John Hancock Income Fund
Class R5/JSNVX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$48	0.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Income Fund (Class R5/JSNVX) returned 4.11% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R5/JSNVX)	4.11%	1.78%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-R5
5/24
7/24

John Hancock Income Fund
Class R6/JSNWX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$43	0.42%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R6/JSNWX) returned 4.16% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the bond market was also a key factor, with high-yield and investment-grade corporate bonds posting the best returns, while U.S. Treasury securities lagged.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds represented nearly a third of the portfolio on average during the period and were the top contributors to the fund’s return.
Emerging markets debt | A small position in credit-related emerging markets bonds, denominated in U.S. dollars, was beneficial as emerging markets bonds were strong performers.
Global bond exposure | Bond holdings in Europe, Australia, and New Zealand also added value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields around the globe put downward pressure on bond prices in general, which detracted from fund performance.
Foreign currency exposure | A stronger U.S. dollar during the period weighed on the fund’s exposure to foreign currencies, particularly the Japanese yen and Indonesian rupiah.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R6/JSNWX)	4.16%	1.83%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,728,798,995
Total number of portfolio holdings	567
Total advisory fees paid (net)	$6,005,642
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.7%
Foreign government obligations	25.3%
U.S. Government	12.7%
U.S. Government Agency	5.4%
Collateralized mortgage obligations – Commercial and residential	4.2%
Convertible bonds	2.4%
Term loans	2.1%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Municipal bonds	1.8%
Asset backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619840
91A-R6
5/24
7/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $246,440 and $209,797 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $398 and $5,085 for fiscal years ended May 31, 2024 and May 31, 2023, respectively.

Amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $20,318 and $16,548 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $228 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $991,543 for the fiscal year ended May 31, 2024 and $1,249,484 for the fiscal year ended May 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2024 for the following funds:

John Hancock Income Fund

John Hancock Managed Account Shares

  John Hancock Managed Account Shares Bond Completion Portfolio

  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

  John Hancock Managed Account Shares Securitized Debt Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Income Fund
Fixed income
May 31, 2024

John Hancock
Income Fund

2	Fund’s investments
27	Financial statements
31	Financial highlights
38	Notes to financial statements
50	Report of independent registered public accounting firm
51	Tax information
1	JOHN HANCOCK INCOME FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 18.1%					$312,999,261
(Cost $346,135,071)
U.S. Government 12.7%					219,851,348
U.S. Treasury
Bond	2.000	02-15-50		48,451,000	28,974,076
Bond	2.375	02-15-42		11,910,000	8,564,500
Bond	2.500	02-15-45		5,970,000	4,206,518
Bond	2.750	11-15-42		5,190,000	3,928,181
Bond	3.000	02-15-49		15,730,000	11,760,633
Bond	3.000	08-15-52		5,490,000	4,066,460
Bond	3.625	02-15-53		11,880,000	9,949,964
Note	1.875	02-15-32		50,053,000	41,575,273
Note	2.625	05-31-27		980,000	924,454
Note	2.750	08-15-32		47,910,000	42,200,101
Note	2.875	05-15-32		32,710,000	29,175,787
Note	3.500	02-15-33		37,185,000	34,525,401
U.S. Government Agency 5.4%					93,147,913
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	07-01-52		5,677,729	5,321,044
30 Yr Pass Thru	4.500	08-01-52		3,996,507	3,746,689
30 Yr Pass Thru	4.500	12-01-52		5,209,322	4,934,157
30 Yr Pass Thru	4.500	05-01-53		14,363,798	13,618,544
30 Yr Pass Thru	5.000	07-01-52		7,832,080	7,623,033
30 Yr Pass Thru	5.000	08-01-52		2,425,411	2,356,885
30 Yr Pass Thru	5.000	10-01-52		3,604,875	3,500,772
30 Yr Pass Thru	5.000	11-01-52		1,976,414	1,913,501
30 Yr Pass Thru	5.000	11-01-52		3,507,511	3,408,411
30 Yr Pass Thru	5.000	04-01-54		7,150,000	6,916,147
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		6,855,509	6,467,681
30 Yr Pass Thru	4.500	08-01-52		8,248,755	7,820,775
30 Yr Pass Thru	4.500	09-01-52		5,429,474	5,122,320
30 Yr Pass Thru	5.000	09-01-52		8,260,571	7,975,552
30 Yr Pass Thru	5.000	11-01-52		3,587,655	3,484,048
30 Yr Pass Thru	5.000	04-01-54		4,342,387	4,208,504

30 Yr Pass Thru	5.000	05-01-54		4,902,449	4,729,850
Foreign government obligations 25.3%					$437,705,758
(Cost $465,335,509)
Australia 2.3%					40,151,685
Airservices Australia	5.400	11-15-28	AUD	3,880,000	2,623,587
Commonwealth of Australia	1.000	11-21-31	AUD	6,565,000	3,464,730
New South Wales Treasury Corp.	1.500	02-20-32	AUD	6,765,000	3,516,499
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,850,000	4,624,702
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	4,130,000	$2,560,167
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,040,000	3,311,408
South Australian Government Financing Authority	1.750	05-24-34	AUD	8,985,000	4,377,808
South Australian Government Financing Authority	4.750	05-24-38	AUD	4,080,000	2,509,199
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	1,962,032
Treasury Corp. of Victoria	4.250	12-20-32	AUD	6,860,000	4,308,775
Treasury Corp. of Victoria	4.750	09-15-36	AUD	7,565,000	4,709,029
Western Australian Treasury Corp.	1.750	10-22-31	AUD	4,040,000	2,183,749
Austria 0.4%					7,280,753
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,493,236
Republic of Austria (A)	2.900	02-20-33	EUR	5,410,000	5,787,517
Brazil 0.8%					13,751,846
Federative Republic of Brazil	10.000	01-01-25	BRL	42,225,000	8,345,077
Federative Republic of Brazil	10.000	01-01-27	BRL	27,890,000	5,406,769
Canada 2.4%					40,967,899
CDP Financial, Inc.	4.200	12-02-30	CAD	4,045,000	2,972,457
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,065,003
Government of Canada	2.500	12-01-32	CAD	3,710,000	2,497,060
Government of Canada	2.750	06-01-33	CAD	4,530,000	3,100,854
OMERS Finance Trust (A)	5.500	11-15-33		4,275,000	4,408,400
Ontario Teachers’ Finance Trust (A)(B)	4.625	04-10-29		1,815,000	1,797,866
Province of Alberta	3.100	06-01-50	CAD	7,440,000	4,315,795
Province of British Columbia	2.850	06-18-25	CAD	2,443,000	1,760,369
Province of British Columbia	4.200	07-06-33		3,695,000	3,514,266
Province of Ontario	3.100	01-31-34	EUR	2,420,000	2,582,780
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,452,397
Province of Quebec	0.200	04-07-25	EUR	1,860,000	1,960,342
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,727,995
Province of Quebec	4.500	09-08-33		3,926,000	3,812,315
China 0.2%					2,982,114
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,982,114
Colombia 0.2%					2,780,731
Republic of Colombia	3.250	04-22-32		1,200,000	912,333
Republic of Colombia	4.500	03-15-29		1,120,000	1,013,448
Republic of Colombia	5.625	02-26-44		1,120,000	854,950
Finland 0.7%					12,556,534
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	3,866,538
3	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Finland (continued)
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (C)	5.970	01-10-25	NOK	28,000,000	$2,687,294
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,105,092
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	2,897,610
Germany 0.3%					5,935,589
Federal Republic of Germany	2.200	02-15-34	EUR	5,690,000	5,935,589
India 1.2%					20,035,657
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,923,157
Republic of India	5.220	06-15-25	INR	395,190,000	4,650,960
Republic of India	6.100	07-12-31	INR	166,260,000	1,885,145
Republic of India	7.100	04-18-29	INR	372,590,000	4,470,030
Republic of India	7.260	02-06-33	INR	289,680,000	3,512,869
Republic of India	7.270	04-08-26	INR	69,990,000	841,471
Republic of India	7.380	06-20-27	INR	145,230,000	1,752,025
Indonesia 3.0%					51,598,904
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,020,912
Republic of Indonesia (A)	2.150	07-18-24	EUR	2,535,000	2,741,727
Republic of Indonesia	3.050	03-12-51		4,315,000	2,890,662
Republic of Indonesia	3.550	03-31-32		2,940,000	2,603,511
Republic of Indonesia	3.850	10-15-30		1,100,000	1,010,944
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,806,378
Republic of Indonesia	6.125	05-15-28	IDR	66,668,000,000	3,996,466
Republic of Indonesia	6.375	08-15-28	IDR	137,015,000,000	8,298,924
Republic of Indonesia	6.375	04-15-32	IDR	28,762,000,000	1,715,520
Republic of Indonesia	6.500	06-15-25	IDR	8,527,000,000	524,624
Republic of Indonesia	6.500	02-15-31	IDR	139,994,000,000	8,421,712
Republic of Indonesia	6.625	05-15-33	IDR	58,904,000,000	3,560,109
Republic of Indonesia	6.625	02-15-34	IDR	42,160,000,000	2,549,392
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,241,064
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	984,543
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,139,684
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,296,338
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,796,394
Ireland 0.2%					3,005,716
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,780,447
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,225,269
Italy 0.2%					3,149,558
Republic of Italy	1.250	02-17-26		3,387,000	3,149,558
Japan 1.3%					22,752,634
Government of Japan	0.005	12-01-24	JPY	3,075,000,000	19,540,079
Government of Japan	0.005	03-20-27	JPY	511,400,000	3,212,555
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Malaysia 0.9%					$16,391,944
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,530,557
Government of Malaysia	3.828	07-05-34	MYR	12,530,000	2,645,007
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,166,211
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	3,583,040
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,845,857
Government of Malaysia	4.498	04-15-30	MYR	11,900,000	2,621,272
Mexico 1.5%					25,855,168
Government of Mexico	5.000	03-06-25	MXN	152,522,000	8,633,429
Government of Mexico	7.500	05-26-33	MXN	169,850,000	8,639,210
Government of Mexico	7.750	05-29-31	MXN	162,910,000	8,582,529
Netherlands 0.3%					4,369,518
BNG Bank NV	3.300	07-17-28	AUD	3,970,000	2,506,877
Kingdom of the Netherlands (A)	2.500	07-15-34	EUR	1,785,000	1,862,641
New Zealand 2.6%					45,191,502
Government of New Zealand	0.500	05-15-26	NZD	3,665,000	2,071,626
Government of New Zealand	2.750	04-15-25	NZD	10,195,000	6,129,559
Government of New Zealand	2.750	04-15-37	NZD	4,945,000	2,414,307
Government of New Zealand	3.500	04-14-33	NZD	16,280,000	9,103,934
Government of New Zealand	4.250	05-15-34	NZD	9,860,000	5,799,338
Government of New Zealand	4.500	05-15-35	NZD	6,755,000	4,034,254
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	3,410,000	1,956,506
New Zealand Local Government Funding Agency	2.000	04-15-37	NZD	6,505,000	2,703,200
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	535,000	273,067
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	6,830,000	4,096,925
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	5,595,000	2,758,147
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	7,160,000	3,850,639
Norway 1.2%					19,889,315
Kingdom of Norway (A)	1.250	09-17-31	NOK	49,680,000	3,993,862
Kingdom of Norway (A)	2.125	05-18-32	NOK	119,750,000	10,144,917
Kingdom of Norway (A)	3.500	10-06-42	NOK	11,817,000	1,102,106
Kingdom of Norway (A)	3.625	04-13-34	NOK	15,915,000	1,500,375
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,730,052
Kommunalbanken AS	4.250	07-16-25	AUD	2,140,000	1,418,003
Philippines 1.5%					26,748,853
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,453,052
Republic of the Philippines	2.625	08-12-25	PHP	397,380,000	6,504,741
Republic of the Philippines	3.625	09-09-25	PHP	131,755,000	2,178,091
5	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	$4,214,480
Republic of the Philippines	6.250	01-14-36	PHP	173,000,000	2,772,496
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,038,682
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,587,311
Qatar 0.1%					2,541,331
State of Qatar (A)	4.817	03-14-49		2,795,000	2,541,331
Singapore 0.7%					12,873,296
Republic of Singapore	2.375	06-01-25	SGD	7,495,000	5,479,873
Republic of Singapore	3.375	09-01-33	SGD	9,985,000	7,393,423
South Korea 1.9%					33,582,731
Republic of Korea	1.375	12-10-29	KRW	9,488,460,000	6,133,744
Republic of Korea	2.125	06-10-27	KRW	5,123,440,000	3,563,599
Republic of Korea	2.375	03-10-27	KRW	18,358,230,000	12,895,450
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,079,221
Republic of Korea	3.250	06-10-33	KRW	6,452,000,000	4,558,237
Republic of Korea	4.250	12-10-32	KRW	4,408,980,000	3,352,480
United Arab Emirates 0.1%					1,262,950
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,262,950
United Kingdom 1.3%					22,049,530
Government of the United Kingdom	0.500	01-31-29	GBP	10,570,000	11,383,876
Government of the United Kingdom	3.250	01-31-33	GBP	6,500,000	7,681,472

Government of the United Kingdom	4.250	03-07-36	GBP	2,375,000	2,984,182
Corporate bonds 39.7%					$686,438,395
(Cost $747,135,887)
Communication services 3.7%					63,157,893
Diversified telecommunication services 0.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,374,741
Entertainment 0.1%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		1,545,000	1,307,561
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,338,589
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,435,591
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	5,975,298
Charter Communications Operating LLC	5.750	04-01-48		4,580,000	3,855,439
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	6.484	10-23-45		2,280,000	$2,104,139
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	2,967,507
News Corp. (A)	3.875	05-15-29		7,145,000	6,483,394
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,557,944
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,886,153
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		3,229,000	2,921,085
Wireless telecommunication services 1.5%
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,745,498
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,557,732
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,976,823
T-Mobile USA, Inc.	3.500	04-15-31		4,340,000	3,859,746
T-Mobile USA, Inc.	3.875	04-15-30		3,930,000	3,652,755
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,045,042
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,112,856
Consumer discretionary 4.3%					74,093,356
Automobiles 1.0%
Ford Motor Company	3.250	02-12-32		8,790,000	7,224,655
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,896,765
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,445,690
Ford Motor Credit Company LLC	3.625	06-17-31		3,608,000	3,082,116
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,787,743
Ford Motor Credit Company LLC	4.542	08-01-26		1,160,000	1,128,111
Diversified consumer services 0.7%
Duke University	3.299	10-01-46		3,833,000	2,829,037
Massachusetts Institute of Technology	2.989	07-01-50		2,290,000	1,583,672
President and Fellows of Harvard College	3.300	07-15-56		3,515,000	2,499,210
The Washington University	3.524	04-15-54		7,585,000	5,737,502
Hotels, restaurants and leisure 2.6%
Carnival Corp. (A)	5.750	03-01-27		3,148,000	3,090,022
Carnival Corp. (A)	5.750	01-15-30	EUR	2,060,000	2,273,039
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,190,000	3,553,516
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,229,110
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,472,577
MGM Resorts International	4.750	10-15-28		470,000	439,474
New Red Finance, Inc. (A)	3.500	02-15-29		4,854,000	4,367,265
7	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	$1,702,850
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		4,750,000	4,640,341
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,755,510
Travel + Leisure Company (A)	6.625	07-31-26		799,000	802,267
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,374,926
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,670,821
Yum! Brands, Inc. (A)	4.750	01-15-30		3,720,000	3,507,137
Consumer staples 2.7%					47,255,630
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,026,175
Food products 2.5%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,155,000	3,047,902
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,756,558
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,549,780
JBS USA LUX SA	5.750	04-01-33		2,665,000	2,626,330
Kraft Heinz Foods Company	4.375	06-01-46		4,880,000	4,000,192
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,861,043
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,461,640
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	5,217,505
NBM US Holdings, Inc. (A)	7.000	05-14-26		3,158,000	3,149,198
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,071,014
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	3,845,645
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,000,116
Post Holdings, Inc. (A)	5.625	01-15-28		5,640,000	5,510,620
Personal care products 0.0%
Natura & Company Luxembourg Holdings Sarl (A)(B)	4.125	05-03-28		761,000	687,721
Natura & Company Luxembourg Holdings Sarl (A)	6.000	04-19-29		461,000	444,191
Energy 6.7%					116,024,018
Oil, gas and consumable fuels 6.7%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,310,530
Antero Resources Corp. (A)	5.375	03-01-30		3,725,000	3,565,086
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,600,441
Cenovus Energy, Inc.	5.250	06-15-37		333,000	313,718
Cenovus Energy, Inc.	5.400	06-15-47		2,071,000	1,911,998
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,417,439
Cheniere Energy Partners LP	4.000	03-01-31		7,610,000	6,858,551
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,135,000	1,156,898
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,566,641
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,740,007
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc.	3.125	11-15-29		4,410,000	$3,969,555
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,605,098
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		4,735,000	4,929,324
Enterprise Products Operating LLC	3.125	07-31-29		4,165,000	3,804,561
EQT Corp. (A)	3.625	05-15-31		7,640,000	6,682,744
EQT Corp.	5.750	02-01-34		2,070,000	2,047,917
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,610,552
MC Brazil Downstream Trading SARL (A)(B)	7.250	06-30-31		3,771,844	3,394,369
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,596,173
Occidental Petroleum Corp.	6.450	09-15-36		3,640,000	3,791,568
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,465,879
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,700,311
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,144,848
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,738,686
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	882,230
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	996,505
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		2,400,000	2,356,794
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,466,732
QatarEnergy (A)	3.300	07-12-51		1,405,000	962,425
Southwestern Energy Company	5.700	01-23-25		75,000	74,666
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,122,897
The Williams Companies, Inc.	3.500	11-15-30		6,185,000	5,568,491
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,472,611
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	523,498
Var Energi ASA (A)	7.500	01-15-28		1,755,000	1,841,837
Western Midstream Operating LP	4.050	02-01-30		3,060,000	2,832,438
Financials 7.9%					136,022,401
Banks 6.0%
Asian Development Bank	3.400	09-10-27	AUD	3,215,000	2,070,046
Asian Development Bank	3.625	01-22-29	NOK	28,000,000	2,603,705
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,879,376
Bank of America Corp. (1.776% to 5-4-26, then 3 month EURIBOR + 1.200%)	1.776	05-04-27	EUR	2,760,000	2,882,799
9	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	$4,494,520
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(D)	5.625	07-01-25		9,725,000	9,518,167
European Investment Bank	0.250	01-20-32	EUR	5,395,000	4,777,576
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,843,114
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,546,766
Inter-American Development Bank	4.600	03-01-29	CAD	3,095,000	2,329,896
Inter-American Development Bank	4.700	10-03-30	AUD	4,945,000	3,275,297
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,286,398
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,174,065
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	1,824,358
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	3,712,000	2,233,708
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	2,415,000	1,793,598
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	9,360,000	5,734,555
International Development Association	1.750	02-17-27	NOK	13,510,000	1,201,060
International Finance Corp.	0.500	10-08-25	NOK	53,250,000	4,808,250
International Finance Corp.	1.250	02-06-31	AUD	8,695,000	4,608,337
International Finance Corp.	3.635	08-26-33	AUD	3,710,000	2,219,802
International Finance Corp.	4.600	10-19-28	AUD	4,230,000	2,822,353
KfW	2.875	02-17-27	NOK	11,230,000	1,030,982
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	5.040	06-19-24	NOK	22,000,000	2,096,333
Nordic Investment Bank	3.000	08-23-27	NOK	25,590,000	2,350,098
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,226,249
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,936,059
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,870,369
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	$1,847,397
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,053,718
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,824,164
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		4,375,000	4,567,448
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,534,416
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	2,937,079
Capital markets 0.9%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,540,158
MSCI, Inc. (A)	3.625	09-01-30		5,800,000	5,148,019
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,438,709
MSCI, Inc. (A)	3.875	02-15-31		3,660,000	3,268,242
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	645,358
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,714,285
Financial services 0.5%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,003,289
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,951,280
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,300,000	2,338,585
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,106,708
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		7,990,000	8,665,710
Health care 3.0%					51,523,576
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,155,113
Health care providers and services 2.5%
Centene Corp.	2.500	03-01-31		4,160,000	3,390,222
Centene Corp.	3.000	10-15-30		6,540,000	5,560,620
Centene Corp.	3.375	02-15-30		7,055,000	6,211,002
Centene Corp.	4.625	12-15-29		1,170,000	1,101,404
11	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	3.500	09-01-30		17,805,000	$15,932,619
HCA, Inc.	5.600	04-01-34		7,360,000	7,296,443
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,193,161
Rede D’or Finance Sarl (A)	4.950	01-17-28		2,126,000	2,017,286
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,068,954
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	1,391,000	1,454,673
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,142,079
Industrials 4.3%					73,698,676
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,107,300
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,648,387
The Boeing Company	5.150	05-01-30		8,030,000	7,661,633
The Boeing Company	5.805	05-01-50		1,445,000	1,293,897
TransDigm, Inc. (A)	7.125	12-01-31		8,384,000	8,599,603
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,052,044
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)(B)	3.249	02-13-30		2,545,000	2,259,991
Uber Technologies, Inc. (A)	8.000	11-01-26		2,400,000	2,428,726
Passenger airlines 2.1%
American Airlines, Inc. (A)	5.750	04-20-29		6,605,000	6,387,462
Delta Air Lines 2020-1 Class A Pass Through Trust (B)	2.500	12-10-29		1,418,768	1,287,592
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,342,110
Delta Air Lines, Inc. (B)	4.375	04-19-28		4,580,000	4,404,850
Delta Air Lines, Inc. (A)	4.750	10-20-28		15,753,000	15,341,239
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,592,636
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,717,446
Trading companies and distributors 0.6%
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,626,627
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,348,212
United Rentals North America, Inc.	4.875	01-15-28		2,512,000	2,418,205
United Rentals North America, Inc.	5.500	05-15-27		183,000	180,716
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.6%					$10,805,577
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	6,074,950
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		910,000	785,880
Dell International LLC	8.350	07-15-46		3,112,000	3,944,747
Materials 2.9%					50,839,061
Chemicals 0.1%
Braskem Netherlands Finance BV (A)(B)	4.500	01-31-30		2,328,000	1,947,633
Braskem Netherlands Finance BV (A)	5.875	01-31-50		990,000	726,890
Construction materials 0.2%
Cemex SAB de CV (A)(B)	3.875	07-11-31		4,020,000	3,529,099
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,309,482
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	3,810,149
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,234,181
Ball Corp.	2.875	08-15-30		9,750,000	8,237,340
Ball Corp.	6.875	03-15-28		5,495,000	5,609,784
Berry Global, Inc. (A)	5.625	07-15-27		3,260,000	3,216,978
Metals and mining 1.2%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		2,153,000	1,882,338
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,181,826
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,763,515
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	2,883,312
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	606,883
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	1,960,944
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,364,980
Freeport-McMoRan, Inc.	5.450	03-15-43		6,985,000	6,573,727
Real estate 1.6%					28,035,591
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	861,745
Host Hotels & Resorts LP	3.500	09-15-30		975,000	860,148
Specialized REITs 1.5%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,954,452
American Tower Corp.	1.950	05-22-26	EUR	785,000	821,016
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,620,276
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,805,198
SBA Communications Corp.	3.875	02-15-27		8,735,000	8,267,788
13	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (A)	4.125	08-15-30		3,450,000	$3,108,678
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,305,641
VICI Properties LP	5.125	05-15-32		3,630,000	3,430,649
Utilities 2.0%					34,982,616
Electric utilities 1.4%
Brazos Securitization LLC (A)	5.014	03-01-34		3,078,170	3,042,161
EDP Finance BV	1.875	09-21-29	EUR	500,000	494,043
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,065,000	5,998,568
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,926,296
FirstEnergy Corp.	2.650	03-01-30		5,100,000	4,383,233
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,358,681
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,788,877
Rayburn Country Securitization LLC (A)	3.354	12-01-51		2,410,000	1,720,460
United Electric Securitization LLC (A)	5.109	06-01-33		776,711	763,556
Independent power and renewable electricity producers 0.3%
DPL, Inc.	4.125	07-01-25		4,630,000	4,527,816
The AES Corp. (A)	3.950	07-15-30		725,000	653,214
Multi-utilities 0.3%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	882,513
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,005,000	3,102,246

E.ON SE	0.625	11-07-31	EUR	1,530,000	1,340,952
Convertible bonds 2.4%					$41,673,583
(Cost $46,559,497)
Communication services 0.4%					7,211,239
Media 0.4%
Liberty Broadband Corp. (A)	3.125	03-31-53		4,780,000	4,513,276
Liberty Media Corp. (A)	2.375	09-30-53		2,525,000	2,697,963
Consumer discretionary 0.5%					8,997,069
Hotels, restaurants and leisure 0.3%
Carnival Corp.	5.750	12-01-27		2,475,000	3,489,148
Marriott Vacations Worldwide Corp.	3.250	12-15-27		2,485,000	2,250,168
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
Burlington Stores, Inc. (A)	1.250	12-15-27	2,505,000	$3,257,753
Industrials 1.0%				16,601,892
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28	4,255,000	4,688,400
Passenger airlines 0.7%
Air Canada	4.000	07-01-25	1,900,000	2,019,401
American Airlines Group, Inc.	6.500	07-01-25	5,555,000	5,740,285
Southwest Airlines Company	1.250	05-01-25	4,210,000	4,153,806
Utilities 0.5%				8,863,383
Electric utilities 0.3%
The Southern Company (A)	4.500	06-15-27	4,705,000	4,792,043
Multi-utilities 0.1%
CenterPoint Energy, Inc. (A)	4.250	08-15-26	2,125,000	2,125,000
Water utilities 0.1%

American Water Capital Corp. (A)	3.625	06-15-26	1,980,000	1,946,340
Municipal bonds 1.8%				$30,486,446
(Cost $31,435,503)
City of Jacksonville (Florida)	2.050	10-01-31	2,395,000	1,956,026
Commonwealth of Massachusetts	2.900	09-01-49	2,430,000	1,649,283
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	3,580,000	3,547,537
Massachusetts Educational Financing Authority	5.950	07-01-44	4,240,000	4,072,599
Massachusetts Water Resources Authority	3.224	08-01-44	5,365,000	3,974,907
South Carolina Public Service Authority	5.740	01-01-30	1,215,000	1,242,085
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,322,000	1,191,023
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,646,000	1,385,952
State Board of Administration Finance Corp. (Florida)	5.526	07-01-34	3,915,000	3,937,747
State of Minnesota	2.625	06-01-37	3,630,000	2,794,644

University of Virginia	2.256	09-01-50	8,090,000	4,734,643
15	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 2.1%				$36,886,182
(Cost $36,956,950)
Consumer discretionary 0.9%				15,206,027
Hotels, restaurants and leisure 0.9%
Carnival Corp., 2024 Term Loan B1 (F)	TBD	10-18-28	1,612,000	1,623,284
Carnival Corp., 2024 Term Loan B2 (F)	TBD	08-08-27	898,000	902,939
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%)	7.578	09-20-30	10,890,000	10,894,138
New Red Finance, Inc., 2024 Term Loan B5 (F)	TBD	09-20-30	790,000	790,300
Travel + Leisure Company, 2023 Term Loan B (F)	TBD	12-14-29	990,000	995,366
Industrials 1.2%				21,680,155
Aerospace and defense 0.1%
TransDigm, Inc., 2024 Term Loan J (F)	TBD	02-28-31	670,000	672,345
TransDigm, Inc., 2024 Term Loan K (F)	TBD	03-22-30	665,000	667,746
Construction and engineering 0.3%
AECOM, 2024 Term Loan B (1 month CME Term SOFR + 1.875%)	7.204	04-17-31	4,915,000	4,944,490
Ground transportation 0.1%
The Hertz Corp., 2021 Term Loan B (F)	TBD	06-30-28	2,706,120	2,483,839
The Hertz Corp., 2021 Term Loan C (F)	TBD	06-30-28	524,421	481,345
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.336	04-20-28	2,340,000	2,428,733
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%)	10.733	06-21-27	3,159,000	3,229,351
United Airlines, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.071	02-22-31	5,330,000	5,342,366
Trading companies and distributors 0.1%

United Rentals North America, Inc., 2024 Term Loan B (F)	TBD	02-14-31	1,420,000	1,429,940
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 6.2%				$106,406,630
(Cost $106,763,132)
Commercial and residential 4.2%				71,501,923
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	800,632	756,144
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	7.086	05-15-39	2,300,000	2,301,438
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(C)	6.352	12-15-38	2,270,000	2,257,236
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(C)	6.131	09-15-36	1,665,000	1,653,612
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	6.708	03-15-41	3,840,725	3,843,128
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,864,388
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	7.482	08-15-39	3,877,680	3,894,645
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	7.981	08-15-41	2,325,623	2,334,344
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	7.957	02-15-41	1,775,000	1,774,445
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(C)	6.684	12-15-37	2,141,400	2,142,241
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	4,911,034
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	5.820	10-12-40	2,345,000	2,357,290
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(G)	4.550	04-25-67	1,511,960	1,487,416
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	190,912	185,253
DBCG Mortgage Trust
Series 2017-BBG, Class A (Prime rate + 0.000%) (A)(C)	8.500	06-15-34	3,585,000	3,585,037
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,703,757	1,681,962
17	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	8,791,661	$149,616
Series 2007-4, Class ES IO	0.350	07-19-47	8,916,082	119,147
Series 2007-6, Class ES IO (A)	0.343	08-19-37	9,638,752	124,002
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	7.806	08-15-39	3,215,000	3,231,075
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(C)	9.002	08-15-39	980,000	986,431
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	6.612	05-15-39	4,805,000	4,720,913
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	7.111	05-15-39	5,255,000	5,136,763
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(C)	7.410	05-15-39	2,425,000	2,358,313
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(C)	6.939	06-25-57	339,061	341,199
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	4,550,000	4,554,508
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(C)	6.692	05-15-39	5,240,000	5,244,889
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(G)	2.750	07-25-57	136,689	134,516
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	4,247,503	4,118,799
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	1,041,754	1,034,400
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,257,272	2,217,739
U.S. Government Agency 2.0%				34,904,707
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(C)	7.324	04-25-42	2,787,488	2,829,502
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(C)	7.524	05-25-42	2,701,265	2,747,401
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(C)	8.674	05-25-42	2,805,000	$2,947,758
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(C)	7.824	03-25-52	2,005,142	2,039,868
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(C)	8.824	03-25-42	365,000	383,892
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(C)	9.324	07-25-42	1,550,000	1,654,986
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(C)	6.574	03-25-44	4,636,271	4,637,521
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(C)	6.574	03-25-44	2,760,598	2,765,581
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(C)	6.324	12-25-41	772,994	773,713
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(C)	7.424	03-25-42	356,912	362,252
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(C)	7.324	03-25-42	992,439	1,008,235
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(C)	7.224	04-25-42	1,603,394	1,616,864
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(C)	8.074	05-25-42	1,357,534	1,399,696
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(C)	8.274	06-25-42	2,324,963	2,405,616
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	7.824	09-25-42	1,619,701	1,648,045
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(C)	7.730	12-25-42	2,110,174	2,171,861
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(C)	7.824	04-25-43	1,682,188	1,711,688

Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(C)	7.024	07-25-43	1,787,837	1,800,228
19	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.4%				$24,249,028
(Cost $24,604,811)
Asset backed securities 1.4%				24,249,028
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,400,719
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,846,875	1,743,075
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,733,550	1,672,563
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	3,509,406
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	706,892	665,430
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	2,701,960	2,728,304
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	280,817	280,339
OCCU Auto Receivables Trust
Series 2022-1A, Class A2 (A)	5.420	03-15-26	727,354	726,964
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	2,531,250	2,482,190
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	4,580,000	4,542,035
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,520,000	3,498,003

	Shares	Value
Preferred securities 0.8%		$12,796,586
(Cost $13,638,044)
Financials 0.2%		3,244,587
Banks 0.2%
U.S. Bancorp, 5.500%	135,700	3,244,587
Utilities 0.6%		9,551,999
Electric utilities 0.6%
NextEra Energy, Inc., 6.926% (B)	210,165	9,551,999

	Yield (%)	Shares	Value
Short-term investments 3.0%			$52,482,104
(Cost $52,495,095)
Short-term funds 3.0%			52,482,104
John Hancock Collateral Trust (H)	5.2280(I)	5,249,943	52,482,104

Total investments (Cost $1,871,059,499) 100.8%	$1,742,123,973
Other assets and liabilities, net (0.8%)	(13,324,978)
Total net assets 100.0%	$1,728,798,995

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	20

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $443,643,922 or 25.7% of the fund’s net assets as of 5-31-24.
(B)	All or a portion of this security is on loan as of 5-31-24.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $19,231,178.
(I)	The rate shown is the annualized seven-day yield as of 5-31-24.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	61.6%
21	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Canada	6.9%
Indonesia	3.4%
Supranational	3.3%
United Kingdom	2.6%
New Zealand	2.6%
Australia	2.3%
South Korea	1.9%
Mexico	1.9%
Norway	1.6%
Other countries	11.9%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	22

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	600	Short	Sep 2024	$(65,403,843)	$(65,278,125)	$125,718
						$125,718
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	21,261,555	NZD	23,026,840	ANZ	6/20/2024	—	$(1,707)
AUD	10,332,136	NZD	11,204,943	CIBC	6/20/2024	—	(10,025)
AUD	10,332,136	NZD	11,197,804	CITI	6/20/2024	—	(5,637)
AUD	61,282,305	NZD	66,390,457	JPM	6/20/2024	—	(17,250)
AUD	20,664,272	NZD	22,400,338	MSCS	6/20/2024	—	(14,182)
AUD	10,332,136	NZD	11,199,829	RBC	6/20/2024	—	(6,881)
AUD	10,309,078	USD	6,792,342	ANZ	6/20/2024	$69,984	—
AUD	15,647,822	USD	10,221,940	CITI	6/20/2024	194,167	—
AUD	20,618,156	USD	13,601,138	JPM	6/20/2024	123,515	—
AUD	31,218,277	USD	20,407,169	MSCS	6/20/2024	373,545	—
AUD	679,595	USD	441,545	RBC	6/20/2024	10,833	—
BRL	15,771,994	USD	3,088,164	GSI	6/20/2024	—	(89,443)
CAD	26,000,681	USD	19,039,675	CIBC	6/20/2024	43,383	—
CAD	4,710,132	USD	3,441,743	CITI	6/20/2024	15,233	—
CAD	2,353,911	USD	1,720,872	JPM	6/20/2024	6,769	—
CAD	42,670,102	USD	31,207,416	MSCS	6/20/2024	110,070	—
CAD	2,355,632	USD	1,720,872	RBC	6/20/2024	8,032	—
CAD	7,085,597	USD	5,162,615	SSB	6/20/2024	37,820	—
CAD	2,355,412	USD	1,720,872	UBS	6/20/2024	7,870	—
EUR	6,865,298	NOK	80,365,998	BARC	6/20/2024	—	(205,385)
EUR	28,690,700	NOK	334,229,908	JPM	6/20/2024	—	(703,268)
EUR	13,828,353	NOK	160,764,502	MSCS	6/20/2024	—	(307,726)
EUR	10,437,387	USD	11,399,442	CITI	6/20/2024	—	(66,675)
EUR	2,531,547	USD	2,744,075	JPM	6/20/2024	4,644	—
EUR	20,229,731	USD	22,067,198	RBC	6/20/2024	—	(102,041)
EUR	20,157,445	USD	21,811,182	UBS	6/20/2024	75,487	—
GBP	10,821,832	USD	13,327,232	HUS	6/20/2024	463,593	—
GBP	979,556	USD	1,233,586	SCB	6/20/2024	14,713	—
GBP	12,398,013	USD	15,782,069	SSB	6/20/2024	17,366	—
JPY	2,324,551,568	USD	15,581,580	CIBC	6/20/2024	—	(764,662)
JPY	1,185,597,029	USD	8,059,438	CITI	6/20/2024	—	(502,327)
MXN	87,130,992	USD	5,022,201	BARC	6/20/2024	100,294	—
MXN	72,983,554	USD	4,244,548	CIBC	6/20/2024	46,207	—
23	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	172,424,764	USD	10,209,604	GSI	6/20/2024	—	$(72,628)
MXN	86,024,036	USD	5,077,794	MSCS	6/20/2024	—	(20,378)
MXN	83,496,203	USD	4,872,013	RBC	6/20/2024	$36,788	—
MXN	149,397,071	USD	8,703,490	SSB	6/20/2024	79,671	—
NOK	120,864,898	EUR	10,409,083	BARC	6/20/2024	217,515	—
NOK	67,698,544	EUR	5,721,081	CITI	6/20/2024	240,433	—
NOK	89,099,465	EUR	7,631,846	JPM	6/20/2024	205,459	—
NOK	107,676,535	EUR	9,264,867	MSCS	6/20/2024	202,916	—
NOK	107,593	USD	9,846	MSCS	6/20/2024	408	—
NZD	11,543,881	AUD	10,459,730	JPM	6/20/2024	133,437	—
NZD	22,959,811	AUD	20,856,164	MSCS	6/20/2024	230,355	—
NZD	35,576,525	AUD	32,361,867	RBC	6/20/2024	327,005	—
NZD	169,300	USD	103,656	JPM	6/4/2024	413	—
NZD	10,321,857	USD	6,275,895	BARC	6/20/2024	68,970	—
NZD	19,921,982	USD	11,882,267	GSI	6/20/2024	363,814	—
NZD	15,441,342	USD	9,345,409	HUS	6/20/2024	146,414	—
NZD	9,960,991	USD	5,920,116	JPM	6/20/2024	202,925	—
NZD	10,321,857	USD	6,269,940	RBC	6/20/2024	74,926	—
SGD	21,427,126	USD	16,038,268	BARC	6/20/2024	—	(168,302)
SGD	39,895,579	USD	29,749,012	CIBC	6/20/2024	—	(200,416)
SGD	58,956,304	USD	43,646,010	CITI	6/20/2024	19,881	—
SGD	37,153,668	USD	27,732,321	GSI	6/20/2024	—	(214,517)
SGD	52,357,519	USD	38,883,591	HUS	6/20/2024	—	(105,081)
SGD	106,185,914	USD	78,568,952	JPM	6/20/2024	77,473	—
SGD	13,556,209	USD	10,157,505	MSCS	6/20/2024	—	(117,121)
SGD	1,121,032	USD	836,126	SCB	6/20/2024	—	(5,836)
SGD	26,324,964	USD	19,617,140	SSB	6/20/2024	—	(119,598)
SGD	26,153,348	USD	19,440,532	UBS	6/20/2024	—	(70,098)
USD	8,259,065	AUD	12,562,270	ANZ	6/20/2024	—	(103,118)
USD	46,790,156	AUD	70,776,900	CIBC	6/20/2024	—	(323,094)
USD	18,791,930	AUD	28,655,841	CITI	6/20/2024	—	(283,076)
USD	10,336,216	AUD	15,780,000	HUS	6/20/2024	—	(167,877)
USD	7,662,436	AUD	11,757,975	JPM	6/20/2024	—	(164,361)
USD	11,392,120	AUD	17,249,958	MSCS	6/20/2024	—	(90,462)
USD	9,997,578	AUD	15,351,343	UBS	6/20/2024	—	(221,176)
USD	3,236,267	BRL	16,263,858	GSI	6/20/2024	144,029	—
USD	23,277,218	CAD	31,705,470	BARC	6/20/2024	7,164	—
USD	3,898,956	CAD	5,314,834	CIBC	6/20/2024	—	(1,838)
USD	34,589,344	CAD	46,654,900	CITI	6/20/2024	347,237	—
USD	3,898,956	CAD	5,317,135	UBS	6/20/2024	—	(3,526)
USD	4,762,218	DKK	32,356,207	HUS	6/20/2024	51,221	—
USD	13,073,062	EUR	12,248,070	JPM	6/20/2024	—	(225,719)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	24

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	26,298,390	EUR	24,451,368	RBC	6/20/2024	—	$(250,561)
USD	86,337,817	EUR	78,646,933	SSB	6/20/2024	$944,088	—
USD	9,978,927	EUR	9,169,263	UBS	6/20/2024	23,071	—
USD	15,572,357	GBP	12,366,541	CITI	6/20/2024	—	(186,972)
USD	29,585,664	GBP	23,116,589	MSCS	6/20/2024	126,989	—
USD	13,482,838	GBP	10,801,896	UBS	6/20/2024	—	(282,582)
USD	24,774,256	JPY	3,605,381,163	TD	6/20/2024	1,793,200	—
USD	7,772,587	MXN	133,137,671	BARC	6/20/2024	—	(54,672)
USD	1,676,384	MXN	28,776,676	CIBC	6/20/2024	—	(15,417)
USD	5,029,152	MXN	86,585,074	GSI	6/20/2024	—	(61,246)
USD	16,208,091	MXN	276,198,823	JPM	6/20/2024	—	(29,837)
USD	7,007,436	MXN	118,920,407	MSCS	6/20/2024	16,021	—
USD	2,618,063	MXN	43,827,684	RBC	6/20/2024	41,402	—
USD	4,252,546	MXN	72,381,650	UBS	6/20/2024	—	(2,822)
USD	17,634,512	NOK	184,028,631	HUS	6/20/2024	94,870	—
USD	16,773	NOK	177,791	SSB	6/20/2024	—	(172)
USD	22,462,102	NZD	36,452,142	ANZ	6/20/2024	54,899	—
USD	1,095,791	NZD	1,807,984	CIBC	6/20/2024	—	(15,581)
USD	11,021,936	NZD	18,447,526	CITI	6/20/2024	—	(317,794)
USD	3,368,772	NZD	5,468,802	HUS	6/20/2024	7,089	—
USD	1,883,842	NZD	3,136,963	JPM	6/20/2024	—	(44,454)
USD	43,640,467	NZD	72,827,744	MSCS	6/20/2024	—	(1,126,890)
USD	9,407,269	NZD	15,465,735	SSB	6/20/2024	—	(99,549)
USD	106,793,646	SGD	141,892,660	BARC	6/20/2024	1,701,080	—
USD	24,597,324	SGD	33,223,301	CIBC	6/20/2024	—	(9,459)
USD	59,203,767	SGD	79,575,157	CITI	6/20/2024	266,556	—
USD	63,309,435	SGD	85,615,341	HUS	6/20/2024	—	(101,429)
USD	25,487,241	SGD	34,364,003	JPM	6/20/2024	35,597	—
USD	9,728,106	SGD	13,164,978	RBC	6/20/2024	—	(22,513)
						$10,006,841	$(8,097,381)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
25	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $1,866,053,865. Net unrealized depreciation aggregated to $121,894,714, of which $11,725,422 related to gross unrealized appreciation and $133,620,136 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	26

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $1,818,564,404) including $18,627,027 of securities loaned	$1,689,641,869
Affiliated investments, at value (Cost $52,495,095)	52,482,104
Total investments, at value (Cost $1,871,059,499)	1,742,123,973
Unrealized appreciation on forward foreign currency contracts	10,006,841
Foreign currency, at value (Cost $2,008,313)	2,015,551
Collateral held at broker for futures contracts	1,667,000
Collateral segregated at custodian for OTC derivative contracts	2,890,000
Dividends and interest receivable	16,332,116
Receivable for fund shares sold	1,420,607
Receivable for securities lending income	14,501
Other assets	185,554
Total assets	1,776,656,143
Liabilities
Unrealized depreciation on forward foreign currency contracts	8,097,381
Payable for futures variation margin	149,945
Distributions payable	240,544
Payable for investments purchased	16,672,158
Payable for fund shares repurchased	3,057,375
Payable upon return of securities loaned	19,272,810
Payable to affiliates
Accounting and legal services fees	82,409
Transfer agent fees	69,219
Distribution and service fees	1,621
Trustees’ fees	1,481
Other liabilities and accrued expenses	212,205
Total liabilities	47,857,148
Net assets	$1,728,798,995
Net assets consist of
Paid-in capital	$2,114,539,062
Total distributable earnings (loss)	(385,740,067)
Net assets	$1,728,798,995

27	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($441,490,876 ÷ 76,589,723 shares)[1]	$5.76
Class C ($8,130,406 ÷ 1,410,366 shares)[1]	$5.76
Class I ($215,488,066 ÷ 37,440,637 shares)	$5.76
Class R2 ($6,340,004 ÷ 1,101,228 shares)	$5.76
Class R4 ($716,612 ÷ 124,350 shares)	$5.76
Class R5 ($5,084,230 ÷ 883,158 shares)	$5.76
Class R6 ($1,051,548,801 ÷ 182,565,958 shares)	$5.76
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	28

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$77,009,613
Dividends from affiliated investments	1,355,654
Dividends	1,301,427
Securities lending	115,784
Less foreign taxes withheld	(695,931)
Total investment income	79,086,547
Expenses
Investment management fees	6,149,647
Distribution and service fees	1,522,596
Accounting and legal services fees	366,784
Transfer agent fees	937,874
Trustees’ fees	41,298
Custodian fees	346,394
State registration fees	169,925
Printing and postage	116,478
Professional fees	151,228
Other	59,429
Total expenses	9,861,653
Less expense reductions	(144,611)
Net expenses	9,717,042
Net investment income	69,369,505
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(50,017,526)
Affiliated investments	7,421
Futures contracts	3,143,875
Forward foreign currency contracts	4,129,926
(42,736,304)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,475,977
Affiliated investments	(5,591)
Futures contracts	125,718
Forward foreign currency contracts	1,746,240
43,342,344
Net realized and unrealized gain	606,040
Increase in net assets from operations	$69,975,545
29	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$69,369,505	$62,926,991
Net realized loss	(42,736,304)	(79,656,978)
Change in net unrealized appreciation (depreciation)	43,342,344	97,723
Increase (decrease) in net assets resulting from operations	69,975,545	(16,632,264)
Distributions to shareholders
From earnings
Class A	(16,896,872)	(15,950,128)
Class C	(293,826)	(392,505)
Class I	(11,190,166)	(15,060,095)
Class R2	(263,383)	(287,940)
Class R4	(23,367)	(22,603)
Class R5	(202,904)	(207,676)
Class R6	(40,889,950)	(32,531,039)
Total distributions	(69,760,468)	(64,451,986)
From fund share transactions	(102,707,900)	(55,141,088)
Total decrease	(102,492,823)	(136,225,338)
Net assets
Beginning of year	1,831,291,818	1,967,517,156
End of year	$1,728,798,995	$1,831,291,818
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	30

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.77	$6.01	$6.73	$6.39	$6.28
Net investment income[1]	0.21	0.18	0.16	0.14	0.17
Net realized and unrealized gain (loss) on investments	(0.01)[2]	(0.23)	(0.66)	0.37	0.11
Total from investment operations	0.20	(0.05)	(0.50)	0.51	0.28
Less distributions
From net investment income	(0.21)	(0.19)	(0.22)	(0.17)	(0.17)
Net asset value, end of period	$5.76	$5.77	$6.01	$6.73	$6.39
Total return (%)[3,4]	3.56	(0.86)	(7.72)	8.17	4.50
Ratios and supplemental data
Net assets, end of period (in millions)	$441	$482	$536	$618	$543
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.84	0.81	0.82	0.85
Expenses including reductions	0.83	0.83	0.80	0.81	0.84
Net investment income	3.65	3.13	2.46	2.14	2.64
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
31	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.77	$6.01	$6.73	$6.39	$6.28
Net investment income[1]	0.17	0.14	0.11	0.09	0.12
Net realized and unrealized gain (loss) on investments	(0.01)[2]	(0.24)	(0.65)	0.37	0.12
Total from investment operations	0.16	(0.10)	(0.54)	0.46	0.24
Less distributions
From net investment income	(0.17)	(0.14)	(0.18)	(0.12)	(0.13)
Net asset value, end of period	$5.76	$5.77	$6.01	$6.73	$6.39
Total return (%)[3,4]	2.84	(1.55)	(8.37)	7.41	3.77
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$12	$20	$30	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	1.54	1.51	1.52	1.55
Expenses including reductions	1.53	1.53	1.50	1.51	1.54
Net investment income	2.94	2.41	1.75	1.39	1.94
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	32

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.75	$6.00	$6.72	$6.37	$6.27
Net investment income[1]	0.23	0.20	0.18	0.16	0.19
Net realized and unrealized gain (loss) on investments	0.01	(0.25)	(0.66)	0.38	0.10
Total from investment operations	0.24	(0.05)	(0.48)	0.54	0.29
Less distributions
From net investment income	(0.23)	(0.20)	(0.24)	(0.19)	(0.19)
Net asset value, end of period	$5.76	$5.75	$6.00	$6.72	$6.37
Total return (%)[2]	4.23	(0.74)	(7.32)	8.51	4.65
Ratios and supplemental data
Net assets, end of period (in millions)	$215	$415	$480	$602	$530
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.54	0.51	0.52	0.55
Expenses including reductions	0.53	0.53	0.50	0.51	0.54
Net investment income	3.92	3.42	2.75	2.43	2.93
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
33	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$6.00	$6.72	$6.38	$6.27
Net investment income[1]	0.20	0.17	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investments	0.01	(0.23)	(0.65)	0.36	0.12
Total from investment operations	0.21	(0.06)	(0.50)	0.50	0.28
Less distributions
From net investment income	(0.21)	(0.18)	(0.22)	(0.16)	(0.17)
Net asset value, end of period	$5.76	$5.76	$6.00	$6.72	$6.38
Total return (%)[2]	3.65	(0.95)	(7.82)	8.07	4.41
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$8	$11	$10	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.92	0.91	0.91	0.94
Expenses including reductions	0.91	0.91	0.90	0.91	0.93
Net investment income	3.56	3.03	2.36	2.09	2.57
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	34

CLASS R4 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$6.01	$6.73	$6.39	$6.28
Net investment income[1]	0.22	0.19	0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	—[2]	(0.25)	(0.66)	0.37	0.11
Total from investment operations	0.22	(0.06)	(0.49)	0.52	0.29
Less distributions
From net investment income	(0.22)	(0.19)	(0.23)	(0.18)	(0.18)
Net asset value, end of period	$5.76	$5.76	$6.01	$6.73	$6.39
Total return (%)[3]	3.90	(0.87)	(7.58)	8.34	4.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.75	0.76	0.78
Expenses including reductions	0.67	0.67	0.65	0.66	0.67
Net investment income	3.82	3.24	2.56	2.29	2.80
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
35	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$6.00	$6.72	$6.38	$6.27
Net investment income[1]	0.23	0.20	0.18	0.17	0.19
Net realized and unrealized gain (loss) on investments	—[2]	(0.23)	(0.66)	0.36	0.11
Total from investment operations	0.23	(0.03)	(0.48)	0.53	0.30
Less distributions
From net investment income	(0.23)	(0.21)	(0.24)	(0.19)	(0.19)
Net asset value, end of period	$5.76	$5.76	$6.00	$6.72	$6.38
Total return (%)[3]	4.11	(0.51)	(7.41)	8.57	4.88
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47	0.48	0.46	0.46	0.49
Expenses including reductions	0.47	0.47	0.45	0.45	0.48
Net investment income	4.02	3.47	2.80	2.50	3.01
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	36

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$5.76	$6.01	$6.73	$6.38	$6.27
Net investment income[1]	0.23	0.20	0.19	0.17	0.19
Net realized and unrealized gain (loss) on investments	—[2]	(0.24)	(0.66)	0.37	0.12
Total from investment operations	0.23	(0.04)	(0.47)	0.54	0.31
Less distributions
From net investment income	(0.23)	(0.21)	(0.25)	(0.19)	(0.20)
Net asset value, end of period	$5.76	$5.76	$6.01	$6.73	$6.38
Total return (%)[3]	4.16	(0.63)	(7.21)	8.61	4.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1,052	$908	$914	$869	$582
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42	0.43	0.40	0.41	0.44
Expenses including reductions	0.42	0.42	0.40	0.41	0.43
Net investment income	4.07	3.54	2.86	2.54	3.04
Portfolio turnover (%)	34	51	40	63	76

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
37	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Income Fund	38

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$312,999,261	—	$312,999,261	—
Foreign government obligations	437,705,758	—	437,705,758	—
Corporate bonds	686,438,395	—	686,438,395	—
Convertible bonds	41,673,583	—	41,673,583	—
Municipal bonds	30,486,446	—	30,486,446	—
Term loans	36,886,182	—	36,886,182	—
Collateralized mortgage obligations	106,406,630	—	106,406,630	—
Asset backed securities	24,249,028	—	24,249,028	—
Preferred securities	12,796,586	$12,796,586	—	—
Short-term investments	52,482,104	52,482,104	—	—
Total investments in securities	$1,742,123,973	$65,278,690	$1,676,845,283	—
Derivatives:
Assets
Futures	$125,718	$125,718	—	—
Forward foreign currency contracts	10,006,841	—	$10,006,841	—
Liabilities
Forward foreign currency contracts	(8,097,381)	—	(8,097,381)	—
39	JOHN HANCOCK Income Fund |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Income Fund	40

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2024, the fund loaned securities valued at $18,627,027 and received $19,272,810 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
41	JOHN HANCOCK Income Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $9,283.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $118,052,229 and a long-term capital loss carryforward of $153,881,085 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$69,760,468	$64,451,986
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $8,344,919 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Income Fund	42

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the
43	JOHN HANCOCK Income Fund |

contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2024, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to $84.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended May 31, 2024, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $673.6 million to $1,816.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$125,718	—
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	10,006,841	$(8,097,381)
			$10,132,559	$(8,097,381)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
| JOHN HANCOCK Income Fund	44

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$3,143,875	—	$3,143,875
Currency	—	$4,129,926	4,129,926
Total	$3,143,875	$4,129,926	$7,273,801
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$125,718	—	$125,718
Currency	—	$1,746,240	1,746,240
Total	$125,718	$1,746,240	$1,871,958
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
45	JOHN HANCOCK Income Fund |

fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$37,533
Class C	810
Class I	23,254
Class R2	599
Class	Expense reduction
Class R4	$50
Class R5	411
Class R6	81,348
Total	$144,005

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $606 for Class R4 shares for the year ended May 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $148,205 for the year ended May 31, 2024. Of this amount, $21,167 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $127,038 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C
| JOHN HANCOCK Income Fund	46

shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $3,873 and $347 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,381,294	$541,534
Class C	99,800	11,740
Class I	—	338,150
Class R2	36,862	334
Class R4	2,120	28
Class R5	2,520	229
Class R6	—	45,859
Total	$1,522,596	$937,874
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,823,605	$39,240,330	9,244,832	$53,295,259
Distributions reinvested	2,715,607	15,620,671	2,542,435	14,634,097
Repurchased	(16,531,371)	(95,004,275)	(17,380,274)	(100,157,929)
Net decrease	(6,992,159)	$(40,143,274)	(5,593,007)	$(32,228,573)
47	JOHN HANCOCK Income Fund |

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	101,003	$584,720	186,239	$1,058,947
Distributions reinvested	50,590	290,956	67,352	387,632
Repurchased	(874,572)	(5,031,145)	(1,435,808)	(8,251,671)
Net decrease	(722,979)	$(4,155,469)	(1,182,217)	$(6,805,092)
Class I shares
Sold	9,058,495	$51,778,808	17,697,732	$102,399,373
Distributions reinvested	1,793,157	10,294,117	2,470,538	14,192,822
Repurchased	(45,567,455)	(259,321,040)	(27,946,767)	(160,957,557)
Net decrease	(34,715,803)	$(197,248,115)	(7,778,497)	$(44,365,362)
Class R2 shares
Sold	318,443	$1,833,558	225,011	$1,303,508
Distributions reinvested	45,579	261,770	49,707	285,949
Repurchased	(617,234)	(3,561,540)	(716,149)	(4,145,514)
Net decrease	(253,212)	$(1,466,212)	(441,431)	$(2,556,057)
Class R4 shares
Sold	40,471	$234,246	21,255	$122,036
Distributions reinvested	4,062	23,367	3,904	22,509
Repurchased	(15,339)	(86,782)	(126,803)	(734,033)
Net increase (decrease)	29,194	$170,831	(101,644)	$(589,488)
Class R5 shares
Sold	485,863	$2,794,702	329,378	$1,908,944
Distributions reinvested	35,241	202,444	36,110	207,593
Repurchased	(561,640)	(3,235,165)	(489,225)	(2,790,747)
Net decrease	(40,536)	$(238,019)	(123,737)	$(674,210)
Class R6 shares
Sold	67,678,761	$386,717,869	32,981,360	$190,039,853
Distributions reinvested	7,014,654	40,323,168	5,554,028	31,954,925
Repurchased	(49,797,691)	(286,668,679)	(32,969,090)	(189,917,084)
Net increase	24,895,724	$140,372,358	5,566,298	$32,077,694
Total net decrease	(17,799,771)	$(102,707,900)	(9,654,235)	$(55,141,088)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $559,214,981 and $646,310,073, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $34,708,901 and $72,246,029, respectively, for the year ended May 31, 2024.
| JOHN HANCOCK Income Fund	48

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,249,943	$27,253,122	$437,143,788	$(411,916,636)	$7,421	$(5,591)	$1,471,438	—	$52,482,104

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
49	JOHN HANCOCK Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Income Fund (one of the funds constituting John Hancock Strategic Series, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INCOME FUND	50

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
51	JOHN HANCOCK INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619840	91A 5/24
7/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Managed Account Shares
Fixed income
May 31, 2024

John Hancock
Managed Account Shares

2	Portfolios’ investments
26	Financial statements
30	Financial highlights
33	Notes to financial statements
40	Report of independent registered public accounting firm
41	Tax information
42	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 82.7%				$815,194
(Cost $850,561)
U.S. Government 27.3%				269,050
U.S. Treasury
Bond	2.375	02-15-42	107,000	76,944
Bond	2.875	05-15-49	121,000	88,165
Bond	4.125	08-15-53	19,000	17,427
Note	3.375	05-15-33	42,000	38,548
Note	4.500	07-15-26	33,000	32,773
Note	4.875	10-31-28	15,000	15,193
U.S. Government Agency 55.4%				546,144
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	272,512	239,304
30 Yr Pass Thru	3.500	09-01-52	3,904	3,437

30 Yr Pass Thru	4.500	02-01-53	321,171	303,403
Corporate bonds 19.1%				$188,799
(Cost $192,276)
Financials 10.3%				102,165
Banks 7.2%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	23,000	22,409
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	19,000	18,413
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	35,000	30,181
Capital markets 3.1%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	37,000	31,162
Health care 1.6%				15,499
Biotechnology 1.6%
AbbVie, Inc.	3.200	11-21-29	17,000	15,499
Information technology 2.0%				19,430
Software 2.0%
Oracle Corp.	2.950	04-01-30	22,000	19,430
Utilities 5.2%				51,705
Electric utilities 2.0%
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	24,000	20,267
Multi-utilities 3.2%
Dominion Energy, Inc.	3.375	04-01-30	35,000	31,438

	Yield (%)	Shares	Value
Short-term investments 2.0%			$20,339
(Cost $20,338)
Short-term funds 2.0%			20,339
John Hancock Collateral Trust (A)	5.2280(B)	2,035	20,339

Total investments (Cost $1,063,175) 103.8%	$1,024,332
Other assets and liabilities, net (3.8%)	(37,971)
Total net assets 100.0%	$986,361

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 5-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	2

MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.4%				$233,551,986
(Cost $232,874,370)
Communication services 5.0%				11,762,616
Entertainment 2.0%
Netflix, Inc. (A)	4.875	06-15-30	989,000	968,293
WarnerMedia Holdings, Inc.	4.279	03-15-32	4,450,000	3,894,665
Media 1.0%
Charter Communications Operating LLC	4.200	03-15-28	1,150,000	1,081,661
Charter Communications Operating LLC	6.384	10-23-35	1,212,000	1,182,894
Wireless telecommunication services 2.0%
T-Mobile USA, Inc.	3.375	04-15-29	1,049,000	960,041
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,675,062
Consumer discretionary 7.0%				16,712,812
Automobiles 5.0%
Ford Motor Company	3.250	02-12-32	2,055,000	1,689,041
Ford Motor Company	6.100	08-19-32	595,000	593,368
Ford Motor Credit Company LLC	4.000	11-13-30	1,563,000	1,385,451
Ford Motor Credit Company LLC	6.125	03-08-34	1,029,000	1,016,130
Ford Motor Credit Company LLC	6.800	05-12-28	1,279,000	1,315,408
Ford Motor Credit Company LLC	7.122	11-07-33	702,000	740,375
General Motors Financial Company, Inc.	2.400	10-15-28	2,100,000	1,846,378
Hyundai Capital America (A)	2.375	10-15-27	411,000	371,948
Hyundai Capital America (A)	5.400	01-08-31	1,810,000	1,795,933
Hyundai Capital America (A)	5.680	06-26-28	1,087,000	1,092,737
Hotels, restaurants and leisure 0.9%
Expedia Group, Inc.	3.800	02-15-28	2,221,000	2,102,926
Leisure products 0.2%
Brunswick Corp.	5.850	03-18-29	462,000	461,282
Specialty retail 0.2%
AutoNation, Inc.	4.750	06-01-30	577,000	549,186
Textiles, apparel and luxury goods 0.7%
Tapestry, Inc.	7.700	11-27-30	835,000	872,450
Tapestry, Inc.	7.850	11-27-33	835,000	880,199
Consumer staples 2.7%				6,355,808
Food products 2.7%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	789,685
JBS USA LUX SA	3.625	01-15-32	1,098,000	941,464
JBS USA LUX SA	5.750	04-01-33	1,595,000	1,571,856
Kraft Heinz Foods Company	4.375	06-01-46	2,418,000	1,982,062
Kraft Heinz Foods Company	5.000	06-04-42	404,000	367,445
Pilgrim’s Pride Corp.	6.250	07-01-33	696,000	703,296
Energy 16.8%				39,778,267
Oil, gas and consumable fuels 16.8%
Aker BP ASA (A)	3.100	07-15-31	262,000	221,838
Aker BP ASA (A)	4.000	01-15-31	612,000	553,084
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,365,470
Cheniere Energy Partners LP	4.500	10-01-29	254,000	241,382
Cheniere Energy Partners LP	5.950	06-30-33	258,000	260,281
Cheniere Energy, Inc. (A)	5.650	04-15-34	1,060,000	1,051,119
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	757,076
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	251,647
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,342,000	1,367,891
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,107,041
3	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc.	4.900	06-01-44	283,000	$233,904
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,422,692
Diamondback Energy, Inc.	5.750	04-18-54	1,182,000	1,139,501
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,739,812
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,688,725
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	934,991
Energy Transfer LP	4.200	04-15-27	655,000	634,084
Energy Transfer LP	5.150	03-15-45	483,000	425,328
Energy Transfer LP	5.250	04-15-29	2,090,000	2,077,898
Energy Transfer LP	5.400	10-01-47	1,621,000	1,455,552
Energy Transfer LP	5.500	06-01-27	370,000	370,519
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,024,064
Kinder Morgan Energy Partners LP	7.750	03-15-32	275,000	308,112
MPLX LP	4.250	12-01-27	658,000	635,947
MPLX LP	4.950	09-01-32	663,000	630,997
MPLX LP	5.000	03-01-33	425,000	403,831
Occidental Petroleum Corp.	6.450	09-15-36	1,667,000	1,736,413
Occidental Petroleum Corp.	6.625	09-01-30	244,000	254,895
ONEOK, Inc.	5.650	11-01-28	319,000	322,458
ONEOK, Inc.	6.050	09-01-33	1,155,000	1,182,309
ONEOK, Inc.	6.625	09-01-53	761,000	813,799
Ovintiv, Inc.	5.650	05-15-28	198,000	199,937
Ovintiv, Inc.	6.250	07-15-33	198,000	203,276
Ovintiv, Inc.	7.200	11-01-31	27,000	29,063
Sabine Pass Liquefaction LLC	4.200	03-15-28	436,000	420,102
Sabine Pass Liquefaction LLC	4.500	05-15-30	1,369,000	1,307,600
Sabine Pass Liquefaction LLC	5.000	03-15-27	521,000	516,655
Targa Resources Corp.	4.950	04-15-52	610,000	518,813
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,514,095
Targa Resources Partners LP	4.000	01-15-32	664,000	593,517
The Williams Companies, Inc.	4.650	08-15-32	125,000	118,451
Var Energi ASA (A)	7.500	01-15-28	200,000	209,896
Var Energi ASA (A)	8.000	11-15-32	2,138,000	2,389,194
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,145,008
Financials 22.4%				53,252,324
Banks 8.1%
Banco Santander SA	4.379	04-12-28	250,000	239,654
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	193,916
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)	6.300	03-10-26	59,000	59,258
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	922,005
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	304,435
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	819,000	818,543
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	108,000	89,789
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	696,000	689,209
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	381,000	386,928
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	112,666
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	844,401
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,636,304
Credit Agricole SA (A)	3.250	01-14-30	409,000	361,394
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	990,629
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	673,000	689,941
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	478,000	487,242
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	593,233
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	556,000	$545,688
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	830,000	839,034
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	164,000	150,360
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	431,505
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	246,129
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	320,000	319,725
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	1,711,000	1,520,832
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	361,692
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.643	09-01-24	47,000	47,179
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	1,372,000	1,364,221
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	1,000,000	1,003,276
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	637,611
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	663,347
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,108,906
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	554,000	550,975
Capital markets 8.1%
Ares Capital Corp.	2.150	07-15-26	1,001,000	923,377
Ares Capital Corp.	2.875	06-15-28	674,000	599,082
Ares Capital Corp.	5.875	03-01-29	715,000	707,049
Ares Capital Corp.	5.950	07-15-29	387,000	381,987
Blackstone Private Credit Fund	3.250	03-15-27	35,000	32,290
Blackstone Private Credit Fund	4.000	01-15-29	1,158,000	1,061,297
Blackstone Private Credit Fund (A)	7.300	11-27-28	1,094,000	1,140,308
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,644,103
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	297,000	273,888
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	697,567
Jefferies Financial Group, Inc.	5.875	07-21-28	577,000	579,941
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,082,981
Lazard Group LLC	4.375	03-11-29	792,000	756,238
Lazard Group LLC	6.000	03-15-31	1,740,000	1,755,782
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	203,387
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	196,325
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	1,000,000	1,009,462
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,600,000	1,653,249
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	212,000	175,592
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	882,089
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	584,680
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	503,000	537,042
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	375,000	417,338
Consumer finance 0.8%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	543,000	561,180
Discover Financial Services	4.100	02-09-27	280,000	269,078
Trust Fibra Uno (A)	7.375	02-13-34	1,043,000	1,035,159
Financial services 2.9%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	539,000	542,641
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	297,000	298,862
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,249,672
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	1,118,000	1,105,834
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,389,236
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,373,732
Insurance 2.5%
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,901,130
CNA Financial Corp.	2.050	08-15-30	208,000	171,959
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,260,696
CNO Financial Group, Inc.	6.450	06-15-34	616,000	617,751
5	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
F&G Annuities & Life, Inc. (D)	6.500	06-04-29	659,000	$657,953
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	579,418
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	103,212
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	783,000	629,730
Health care 8.9%				21,133,512
Biotechnology 2.8%
Amgen, Inc.	5.250	03-02-30	2,362,000	2,368,169
Amgen, Inc.	5.250	03-02-33	2,510,000	2,490,911
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,094,000	1,706,436
Health care equipment and supplies 0.4%
Solventum Corp. (A)	5.400	03-01-29	934,000	928,142
Health care providers and services 2.4%
Cencora, Inc.	2.800	05-15-30	418,000	365,714
Centene Corp.	4.625	12-15-29	1,690,000	1,590,917
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	942,000	746,409
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,968,000	1,774,617
HCA, Inc.	5.450	04-01-31	398,000	395,494
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	934,791
Life sciences tools and services 0.6%
Icon Investments Six DAC	5.809	05-08-27	370,000	372,840
Icon Investments Six DAC	5.849	05-08-29	653,000	661,189
Thermo Fisher Scientific, Inc.	4.977	08-10-30	407,000	404,936
Pharmaceuticals 2.7%
IQVIA, Inc.	6.250	02-01-29	536,000	548,771
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	667,000	644,924
Royalty Pharma PLC	1.750	09-02-27	849,000	757,659
Viatris, Inc.	2.700	06-22-30	1,767,000	1,487,717
Viatris, Inc.	4.000	06-22-50	4,379,000	2,953,876
Industrials 14.8%				35,141,799
Aerospace and defense 1.2%
BAE Systems PLC (A)	5.250	03-26-31	410,000	406,437
DAE Funding LLC (A)	3.375	03-20-28	686,000	627,562
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	433,215
Lockheed Martin Corp.	5.250	01-15-33	1,000,000	1,013,115
The Boeing Company (A)	6.298	05-01-29	457,000	460,704
Building products 0.7%
Owens Corning	3.875	06-01-30	450,000	418,485
Owens Corning	3.950	08-15-29	1,423,000	1,338,644
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	664,000	669,768
Electrical equipment 0.2%
Regal Rexnord Corp.	6.400	04-15-33	495,000	509,515
Machinery 0.1%
Ingersoll Rand, Inc.	5.400	08-14-28	149,000	150,172
Passenger airlines 7.4%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	638,340	597,615
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	445,520	425,148
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,174,296	1,099,642
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	408,400	383,653
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30	939,214	848,391
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	933,463	875,361
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,046,660	940,099
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,255,146	1,091,636
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	6

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,523,715	$1,350,617
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	741,170	626,981
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	130,615	119,691
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	78,795	73,190
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	439,330	405,929
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	148,530	154,763
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,000	2,314,869
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	713,449	609,358
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	915,541	876,902
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	411,954	374,993
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	251,649	240,099
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,882,625	1,883,640
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,213,000	2,220,062
Professional services 0.3%
Concentrix Corp.	6.600	08-02-28	743,000	748,777
Trading companies and distributors 4.6%
AerCap Ireland Capital DAC	2.450	10-29-26	3,629,000	3,376,697
AerCap Ireland Capital DAC	3.000	10-29-28	1,466,000	1,324,540
AerCap Ireland Capital DAC	3.300	01-30-32	762,000	649,044
AerCap Ireland Capital DAC	5.100	01-19-29	298,000	293,847
Air Lease Corp.	3.625	12-01-27	380,000	358,278
Ashtead Capital, Inc. (A)	4.250	11-01-29	469,000	435,607
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,140,000	1,112,925
Ashtead Capital, Inc. (A)	5.550	05-30-33	200,000	194,913
Ashtead Capital, Inc. (A)	5.800	04-15-34	2,200,000	2,185,064
Ashtead Capital, Inc. (A)	5.950	10-15-33	525,000	525,761
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	396,090
Information technology 7.2%				17,055,206
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	145,736
Motorola Solutions, Inc.	2.750	05-24-31	184,000	155,008
Electronic equipment, instruments and components 0.2%
TD SYNNEX Corp.	6.100	04-12-34	520,000	524,109
IT services 0.8%
Gartner, Inc. (A)	4.500	07-01-28	1,800,000	1,714,035
Kyndryl Holdings, Inc.	6.350	02-20-34	156,000	160,438
Semiconductors and semiconductor equipment 4.7%
Broadcom, Inc. (A)	3.419	04-15-33	596,000	509,326
Broadcom, Inc.	4.750	04-15-29	1,723,000	1,690,774
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,670,000	2,656,175
Marvell Technology, Inc.	5.950	09-15-33	1,400,000	1,436,484
Micron Technology, Inc.	2.703	04-15-32	499,000	411,633
Micron Technology, Inc.	5.300	01-15-31	665,000	660,765
Micron Technology, Inc.	5.327	02-06-29	1,025,000	1,026,752
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,886,393
Qorvo, Inc. (A)	3.375	04-01-31	141,000	119,040
Qorvo, Inc.	4.375	10-15-29	730,000	681,986
Software 0.5%
Atlassian Corp.	5.250	05-15-29	712,000	709,539
Oracle Corp.	2.950	04-01-30	151,000	133,358
VMware LLC	4.700	05-15-30	225,000	216,253
Technology hardware, storage and peripherals 0.9%
Dell International LLC	5.300	10-01-29	147,000	147,253
Dell International LLC	5.400	04-15-34	2,100,000	2,070,149
7	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 1.1%				$2,691,099
Metals and mining 1.1%
Anglo American Capital PLC (A)	4.750	04-10-27	229,000	224,645
Freeport-McMoRan, Inc.	4.250	03-01-30	1,129,000	1,061,526
Freeport-McMoRan, Inc.	5.450	03-15-43	1,276,000	1,200,870
Newmont Corp.	2.800	10-01-29	230,000	204,058
Real estate 5.2%				12,273,000
Industrial REITs 1.9%
Prologis LP	5.125	01-15-34	2,170,000	2,135,644
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	2,400,000	2,389,490
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	655,137
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	297,000	283,675
Specialized REITs 2.9%
American Tower Corp.	3.800	08-15-29	247,000	228,570
American Tower Corp.	5.200	02-15-29	1,710,000	1,697,205
American Tower Trust I (A)	5.490	03-15-28	560,000	562,373
GLP Capital LP	3.250	01-15-32	332,000	275,512
GLP Capital LP	4.000	01-15-30	295,000	267,285
SBA Tower Trust (A)	6.599	01-15-28	328,000	334,862
VICI Properties LP (A)	4.125	08-15-30	565,000	509,102
VICI Properties LP (A)	4.625	12-01-29	2,622,000	2,454,043
VICI Properties LP	5.125	05-15-32	508,000	480,102
Utilities 7.3%				17,395,543
Electric utilities 3.2%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	266,267
Constellation Energy Generation LLC	6.500	10-01-53	471,000	502,962
Duke Energy Corp.	2.450	06-01-30	180,000	153,476
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,911,929
Eversource Energy	5.125	05-15-33	593,000	567,976
Georgia Power Company	4.950	05-17-33	324,000	315,225
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	918,000	775,230
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,095,000	1,094,508
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	450,853
NRG Energy, Inc. (A)	4.450	06-15-29	66,000	62,087
NRG Energy, Inc. (A)	7.000	03-15-33	443,000	468,155
The Southern Company	5.700	03-15-34	967,000	981,038
Independent power and renewable electricity producers 1.8%
Vistra Operations Company LLC (A)	3.700	01-30-27	165,000	156,475
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,848,231
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,307,870
Vistra Operations Company LLC (A)	6.950	10-15-33	847,000	902,264
Multi-utilities 2.3%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	894,000	906,858
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	407,000	420,171
National Grid PLC	5.809	06-12-33	1,545,000	1,550,869
NiSource, Inc.	1.700	02-15-31	180,000	142,857
San Diego Gas & Electric Company	4.950	08-15-28	1,158,000	1,155,449

Sempra	5.500	08-01-33	575,000	572,536

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	891,000	882,257
Municipal bonds 0.1%				$306,461
(Cost $437,604)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,599
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	79,191
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value

Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	$87,019
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	22,360
Regents of the University of California Medical Center	3.006	05-15-50	140,000	93,292

	Yield (%)	Shares	Value
Short-term investments 0.4%			$987,385
(Cost $987,325)
Short-term funds 0.4%			987,385
John Hancock Collateral Trust (E)	5.2280(F)	98,771	987,385

Total investments (Cost $234,299,299) 98.9%	$234,845,832
Other assets and liabilities, net 1.1%	2,538,292
Total net assets 100.0%	$237,384,124

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $61,032,951 or 25.7% of the portfolio’s net assets as of 5-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 5-31-24.
The portfolio had the following country composition as a percentage of net assets on 5-31-24:
United States	85.1%
Ireland	3.0%
Canada	2.5%
France	2.4%
Norway	1.4%
United Kingdom	1.2%
Luxembourg	1.0%
Switzerland	1.0%
Other countries	2.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 95.9%				$56,729,618
(Cost $56,282,008)
Communication services 9.7%				5,759,088
Diversified telecommunication services 2.7%
C&W Senior Finance, Ltd. (A)	6.875	09-15-27	500,000	476,730
Connect Finco SARL (A)	6.750	10-01-26	571,000	539,145
GCI LLC (A)	4.750	10-15-28	519,000	471,190
Telesat Canada (A)	5.625	12-06-26	62,000	28,285
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	104,401
Entertainment 0.3%
WMG Acquisition Corp. (A)	3.875	07-15-30	216,000	190,923
Interactive media and services 0.8%
Match Group Holdings II LLC (A)	3.625	10-01-31	135,000	112,441
Match Group Holdings II LLC (A)	4.125	08-01-30	382,000	332,097
9	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 3.3%
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	326,000	$287,806
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	300,000	251,839
News Corp. (A)	3.875	05-15-29	466,000	422,850
Sirius XM Radio, Inc. (A)	4.000	07-15-28	318,000	284,662
Sirius XM Radio, Inc. (A)	5.000	08-01-27	747,000	709,409
Wireless telecommunication services 2.6%
Iliad Holding SAS (A)	8.500	04-15-31	300,000	303,663
Millicom International Cellular SA (A)	6.250	03-25-29	486,000	471,597
Millicom International Cellular SA (A)	7.375	04-02-32	213,000	209,504
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	546,000	562,546
Consumer discretionary 17.8%				10,532,028
Automobile components 0.5%
Dealer Tire LLC (A)	8.000	02-01-28	281,000	273,394
Broadline retail 2.3%
Kohl’s Corp.	4.625	05-01-31	412,000	332,249
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	337,980
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	273,586
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	455,000	432,891
Diversified consumer services 0.6%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	199,066
Sotheby’s (A)	7.375	10-15-27	200,000	174,089
Hotels, restaurants and leisure 8.1%
Caesars Entertainment, Inc. (A)	6.500	02-15-32	237,000	234,358
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	106,730
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	607,000	560,580
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	556,000	553,126
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	260,168
MGM Resorts International	4.750	10-15-28	906,000	847,156
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	664,000	613,921
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	345,000	324,155
Resorts World Las Vegas LLC (A)	4.625	04-16-29	450,000	404,226
Resorts World Las Vegas LLC (A)	4.625	04-06-31	200,000	172,695
Resorts World Las Vegas LLC (A)	8.450	07-27-30	400,000	423,797
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	126,000	125,426
Travel + Leisure Company (A)	4.625	03-01-30	158,000	143,391
Household durables 1.6%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	315,000	282,998
Century Communities, Inc. (A)	3.875	08-15-29	400,000	355,025
KB Home	4.000	06-15-31	383,000	338,384
Specialty retail 4.7%
Amer Sports Company (A)	6.750	02-16-31	121,000	120,551
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	165,603
Asbury Automotive Group, Inc.	4.750	03-01-30	457,000	419,102
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	278,441
Lithia Motors, Inc. (A)	3.875	06-01-29	248,000	220,886
Lithia Motors, Inc. (A)	4.375	01-15-31	167,000	147,136
The Michaels Companies, Inc. (A)	5.250	05-01-28	700,000	567,784
The Michaels Companies, Inc. (A)	7.875	05-01-29	513,000	348,889
Valvoline, Inc. (A)	3.625	06-15-31	416,000	350,954
Velocity Vehicle Group LLC (A)	8.000	06-01-29	141,000	143,291
Consumer staples 2.9%				1,726,625
Food products 2.9%
Coruripe Netherlands BV (A)	10.000	02-10-27	349,000	309,851
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	166,000	$170,562
MARB BondCo PLC (A)	3.950	01-29-31	850,000	691,869
NBM US Holdings, Inc. (A)	6.625	08-06-29	563,000	554,343
Energy 19.6%				11,563,772
Oil, gas and consumable fuels 19.6%
Antero Midstream Partners LP (A)	5.375	06-15-29	592,000	567,384
Antero Midstream Partners LP (A)	6.625	02-01-32	395,000	395,512
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	593,000	569,855
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	123,279
Blue Racer Midstream LLC (A)	7.250	07-15-32	58,000	59,094
Civitas Resources, Inc. (A)	8.625	11-01-30	323,000	345,507
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	130,000	117,235
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	219,000	190,411
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	1,025,000	1,004,032
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	885,000	865,971
EQM Midstream Partners LP (A)	6.375	04-01-29	175,000	174,678
EQM Midstream Partners LP (A)	7.500	06-01-27	135,000	137,928
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	42,244
Global Partners LP (A)	8.250	01-15-32	116,000	119,345
Hess Midstream Operations LP (A)	4.250	02-15-30	104,000	94,529
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	91,179
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	240,666
Leviathan Bond, Ltd. (A)	6.500	06-30-27	715,000	679,243
Leviathan Bond, Ltd. (A)	6.750	06-30-30	93,000	84,514
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	788,798	709,857
Parkland Corp. (A)	4.500	10-01-29	391,000	355,663
Parkland Corp. (A)	4.625	05-01-30	406,000	369,020
Petroleos Mexicanos	7.690	01-23-50	1,036,000	754,644
Petroleos Mexicanos	8.750	06-02-29	389,000	381,879
Southwestern Energy Company	4.750	02-01-32	297,000	269,201
Sunoco LP	4.500	04-30-30	492,000	444,081
Sunoco LP (A)	7.000	05-01-29	385,000	393,128
Sunoco LP (A)	7.250	05-01-32	440,000	450,465
Talos Production, Inc. (A)	9.000	02-01-29	53,000	55,601
Talos Production, Inc. (A)	9.375	02-01-31	67,000	70,909
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	152,000	136,892
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	328,539
Venture Global LNG, Inc. (A)	9.500	02-01-29	632,000	685,417
Vital Energy, Inc. (A)	7.875	04-15-32	252,000	255,870
Financials 11.8%				6,988,031
Banks 6.5%
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	697,000	582,237
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	200,000	199,675
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)	4.700	01-30-25	631,000	617,550
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	772,000	770,936
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	8.597	07-01-24	445,000	437,983
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	198,806
Popular, Inc.	7.250	03-13-28	675,000	687,785
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	335,129
Capital markets 0.7%
Global Atlantic Fin Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	480,000	434,218
Consumer finance 0.7%
OneMain Finance Corp.	9.000	01-15-29	419,000	439,828
11	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.9%
Block, Inc.	3.500	06-01-31	180,000	$154,180
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	111,000	100,734
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	275,000	262,453
Insurance 2.8%
AmWINS Group, Inc. (A)	6.375	02-15-29	280,000	279,314
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	185,000	186,816
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	510,000	471,823
Panther Escrow Issuer LLC (A)	7.125	06-01-31	730,000	736,075
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	7.250	04-01-29	93,000	92,489
Health care 3.1%				1,855,001
Health care equipment and supplies 0.5%
Varex Imaging Corp. (A)	7.875	10-15-27	333,000	337,169
Health care providers and services 2.4%
AdaptHealth LLC (A)	5.125	03-01-30	417,000	364,232
DaVita, Inc. (A)	3.750	02-15-31	389,000	326,450
DaVita, Inc. (A)	4.625	06-01-30	802,000	718,498
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	106,000	108,652
Industrials 15.3%				9,024,846
Aerospace and defense 1.2%
AAR Escrow Issuer LLC (A)	6.750	03-15-29	142,000	144,188
Embraer Netherlands Finance BV (A)	7.000	07-28-30	570,000	592,273
Building products 2.2%
Builders FirstSource, Inc. (A)	4.250	02-01-32	542,000	473,330
Builders FirstSource, Inc. (A)	6.375	06-15-32	258,000	257,042
Builders FirstSource, Inc. (A)	6.375	03-01-34	598,000	586,233
Commercial services and supplies 1.8%
Albion Financing 1 SARL (A)	6.125	10-15-26	415,000	408,346
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	170,707
APX Group, Inc. (A)	5.750	07-15-29	481,000	456,601
Construction and engineering 0.8%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	487,000	451,335
Electrical equipment 1.1%
EMRLD Borrower LP (A)	6.625	12-15-30	648,000	649,129
Ground transportation 1.2%
Uber Technologies, Inc. (A)	4.500	08-15-29	722,000	680,650
Machinery 0.5%
Esab Corp. (A)	6.250	04-15-29	78,000	78,179
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	202,000	206,896
Passenger airlines 4.2%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	1,020,000	1,108,026
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	84,140	77,714
American Airlines, Inc. (A)	7.250	02-15-28	548,000	547,207
Delta Air Lines, Inc.	4.375	04-19-28	423,000	406,823
United Airlines, Inc. (A)	4.625	04-15-29	365,000	337,370
Professional services 0.5%
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	321,299
Trading companies and distributors 1.8%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	230,000	207,956
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	564,000	539,283
United Rentals North America, Inc.	3.875	11-15-27	345,000	324,259
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	12

	Rate (%)	Maturity date	Par value^	Value
Information technology 1.3%				$764,475
Electronic equipment, instruments and components 0.2%
Zebra Technologies Corp. (A)	6.500	06-01-32	100,000	100,645
Software 1.1%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	346,000	318,481
Rocket Software, Inc. (A)	9.000	11-28-28	340,000	345,349
Materials 7.9%				4,699,407
Chemicals 2.4%
Braskem Idesa SAPI (A)	6.990	02-20-32	400,000	297,381
Braskem Netherlands Finance BV (A)	4.500	01-31-30	1,070,000	895,175
Sasol Financing USA LLC	5.500	03-18-31	299,000	246,728
Construction materials 0.3%
Summit Materials LLC (A)	7.250	01-15-31	190,000	195,909
Containers and packaging 2.1%
Graphic Packaging International LLC (A)	3.500	03-01-29	399,000	356,108
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	182,000	185,433
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	209,000	208,292
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	500,000	466,647
Metals and mining 3.1%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	141,000	144,216
Arsenal AIC Parent LLC (A)	8.000	10-01-30	257,000	267,315
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	552,000	543,362
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	288,600
Novelis Corp. (A)	4.750	01-30-30	654,000	604,241
Real estate 0.8%				443,388
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	194,678
Iron Mountain, Inc. (A)	5.250	07-15-30	266,000	248,710
Utilities 5.7%				3,372,957
Electric utilities 3.3%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	378,000	415,237
NRG Energy, Inc. (A)	3.625	02-15-31	290,000	248,502
NRG Energy, Inc. (A)	3.875	02-15-32	907,000	776,290
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	486,000	531,475
Independent power and renewable electricity producers 2.1%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	433,000	409,580
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	316,000	297,347
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	273,440
Vistra Operations Company LLC (A)	6.875	04-15-32	260,000	261,688
Water utilities 0.3%

Artera Services LLC (A)	8.500	02-15-31	156,000	159,398

Term loans (D) 0.4%				$260,674
(Cost $259,791)
Health care 0.4%				260,674
Pharmaceuticals 0.4%

Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.793	04-23-31	261,000	260,674

Asset backed securities 0.1%				$34,007
(Cost $38,000)
Asset backed securities 0.1%				34,007
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	34,007

13	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.0%		$8,005
(Cost $75,359)
Energy 0.0%		8,005
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)	297	8,005

Preferred securities 0.7%		$369,656
(Cost $378,961)
Communication services 0.2%		78,356
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	3,800	78,356
Financials 0.5%		291,300
Banks 0.5%
Wells Fargo & Company, 7.500%	250	291,300

	Yield (%)	Shares	Value
Short-term investments 1.6%			$946,467
(Cost $946,476)
Short-term funds 1.6%			946,467
John Hancock Collateral Trust (F)	5.2280(G)	94,678	946,467

Total investments (Cost $57,980,595) 98.7%	$58,348,427
Other assets and liabilities, net 1.3%	794,958
Total net assets 100.0%	$59,143,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $45,399,876 or 76.8% of the portfolio’s net assets as of 5-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 5-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 5-31-24:
United States	74.6%
Canada	5.0%
Netherlands	3.6%
United Kingdom	3.4%
Luxembourg	2.8%
Mexico	2.6%
Israel	1.8%
France	1.8%
Brazil	1.7%
Puerto Rico	1.2%
Other countries	1.5%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	14

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.3%				$20,106,976
(Cost $19,776,913)
Alaska 1.1%				219,800
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	219,800
Arizona 5.5%				1,120,726
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	333,359
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	249,246
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	275,458
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	300,000	262,663
Arkansas 1.4%				295,528
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	300,000	295,528
California 7.5%				1,533,648
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	104,515
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (A)	5.000	07-01-36	250,000	270,648
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	245,587
California Statewide Communities Development Authority Loma Linda University Medical Center	5.250	12-01-44	250,000	250,591
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	203,807
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	210,551
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	139,033
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.341	06-01-66	1,000,000	108,916
Colorado 2.4%				487,057
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	234,324
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	252,733
Connecticut 1.4%				295,673
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	295,673
Delaware 1.1%				235,769
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	235,769
Florida 14.4%				2,952,674
Cabot Citrus Farms Community Development District	5.250	03-01-29	200,000	200,732
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	244,095
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	209,893
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	300,000	255,934
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	210,442
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	230,505
15	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	245,000	$256,232
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	257,310
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	228,049
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	238,986
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	237,347
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	217,375
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	165,774
Georgia 2.8%				570,004
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	20,000	19,323
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	150,158
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	250,000	200,184
Development Authority of Burke County Georgia Power Company Vogtle Project, First Series 1996	3.875	10-01-32	200,000	200,339
Illinois 6.0%				1,239,478
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	400,638
Chicago Board of Education Series H, GO	5.000	12-01-46	250,000	246,577
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	100,568
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	266,288
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	225,407
Indiana 1.3%				260,048
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	180,000	124,742
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	125,000	135,306
Iowa 1.0%				200,352
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	205,000	200,352
Kansas 1.9%				399,999
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	165,000	157,322
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	255,000	242,677
Kentucky 1.2%				247,287
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	247,287
Louisiana 1.2%				241,539
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	241,539
Maryland 1.6%				327,486
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	224,119
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	100,000	103,367
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	16

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 4.2%				$852,196
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	211,694
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	135,000	135,032
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	251,430
Massachusetts Development Finance Agency Newbridge Charles, Inc. (A)	5.000	10-01-37	250,000	254,040
Michigan 1.6%				319,411
City of Detroit, GO	5.500	04-01-32	300,000	319,411
Missouri 2.2%				444,747
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	250,544
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	194,203
Montana 0.8%				161,461
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	250,000	161,461
New Hampshire 1.0%				201,987
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	201,987
New Jersey 1.2%				250,075
Salem County Pollution Control Financing Authority Philadelphia Electric Company Project, Series A, AMT	4.450	03-01-25	250,000	250,075
New York 3.3%				677,546
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	251,060
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	190,000	184,300
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	242,186
Ohio 3.4%				693,751
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	182,548
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	250,000	223,678
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	75,000	71,282
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	216,243
Oklahoma 1.0%				198,618
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	198,618
Oregon 1.2%				251,001
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	250,000	251,001
Pennsylvania 1.1%				228,739
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	228,739
Puerto Rico 4.8%				982,890
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.456	11-01-43	310,709	192,639
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	244,949
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	247,269
17	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	300,000	$298,033
South Carolina 2.0%				409,637
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	264,316
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	250,000	145,321
Texas 7.2%				1,467,550
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	205,546
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	100,000	98,652
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	234,454
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	218,736
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	205,233
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	252,782
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	252,147
Utah 1.2%				238,209
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	238,209
Vermont 1.0%				206,446
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	250,000	206,446
Virgin Islands 1.8%				370,234
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	350,000	370,234
Virginia 2.5%				504,570
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	284,270
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	220,300
West Virginia 0.9%				181,757
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	240,000	181,757
Wisconsin 4.1%				839,083
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	257,972
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	267,928
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	217,682
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	95,501

	Yield (%)	Shares	Value
Short-term investments 0.7%			$149,960
(Cost $149,982)
Short-term funds 0.7%
John Hancock Collateral Trust (C)	5.2280(D)	15,001	149,960
Total investments (Cost $19,926,895) 99.0%			$20,256,936
Other assets and liabilities, net 1.0%			209,675
Total net assets 100.0%			$20,466,611

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	18

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,066,210 or 34.5% of the fund’s net assets as of 5-31-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 5-31-24.
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 32.3%				$41,644,446
(Cost $42,428,010)
Commercial and residential 27.2%				35,115,880
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	118,199	108,740
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	347,523	291,852
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	320,159	264,417
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	739,360	597,768
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	238,155	198,961
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	753,244	729,814
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,368,918	1,327,509
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	65,560	60,964
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	140,933	120,362
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	251,186
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	267,000	251,602
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	347,610	337,214
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	178,907	158,031
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.931	01-15-34	275,854	272,755
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,213,000	1,202,927
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	6.531	08-15-36	1,409,000	1,316,094
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	303,512	288,341
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	468,457
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	722,722
Series 2020-GC46, Class A2	2.708	02-15-53	405,000	377,382
Series 2023-SMRT, Class A (A)(B)	5.820	10-12-40	870,000	874,560
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	372,294	298,560
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	732,460	583,892
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	133,763	109,885
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	171,712	155,893
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	22,640	19,085
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	1,760,918	1,468,716
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	370,000	277,611
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	478,692	450,798
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,160,636	926,207
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	111,896	97,193
19	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	396,866	$340,859
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	61,613	49,224
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	757,367	619,125
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	759,273	616,492
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	654,757	623,636
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	396,799	340,335
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	28,451	26,883
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	266,487	221,125
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	145,110	117,597
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	1,048,744	823,395
GCAT Trust
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	137,463	126,490
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	207,062	173,700
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	248,810	204,535
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	107,386	93,940
GS Mortgage Securities Trust
Series 2019-GC39, Class A2	3.457	05-10-52	86,493	86,316
Series 2020-UPTN, Class A (A)	2.751	02-10-37	337,000	326,050
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	284,737	261,568
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,217,645	1,053,377
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	281,995	239,262
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	300,000	267,000
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	263,163	237,942
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	86,348	78,757
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	1,156,556	960,341
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	225,969	204,303
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	537,295	456,937
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	764,394	588,683
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,083,235	838,941
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	926,746
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,458,000	1,163,673
Series 2021-OVA, Class D (A)	2.851	07-15-41	110,000	85,924
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	746,100	674,505
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	725,959	624,301
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	191,554
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	43,559	39,773
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	493,372	465,733
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	498,943	464,580
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	255,043	236,964
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	206,466	194,100
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,054,908	927,247
Series 2024-1, Class A1 (A)(B)	4.305	03-25-64	1,287,747	1,289,141
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	251,752	235,880
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	264,923	231,898
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	890,512	742,372
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	198,101	158,444
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	20

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	386,639	$318,913
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	145,729	122,354
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	141,921	125,360
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	453,456	453,220
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	692,314	642,573
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	214,314
U.S. Government Agency 5.1%				6,528,566
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.200	06-25-25	9,648,347	13,330
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,478,523	142,215
Series 2020-114, Class IO	0.801	09-16-62	830,204	46,803
Series 2020-118, Class IO	0.882	06-16-62	5,042,679	311,282
Series 2020-120, Class IO	0.769	05-16-62	966,185	56,233
Series 2020-137, Class IO	0.796	09-16-62	3,953,691	225,919
Series 2020-150, Class IO	0.963	12-16-62	1,095,107	71,246
Series 2020-170, Class IO	0.834	11-16-62	506,843	32,106
Series 2020-92, Class IO	0.879	02-16-62	790,241	47,489
Series 2021-10, Class IO	0.986	05-16-63	430,820	30,652
Series 2021-11, Class IO	1.021	12-16-62	629,302	44,451
Series 2021-203, Class IO	0.869	07-16-63	5,675,170	366,139
Series 2021-220, Class IO	0.827	12-16-63	5,208,581	327,162
Series 2021-3, Class IO	0.868	09-16-62	2,035,422	128,729
Series 2021-47, Class IO	0.992	03-16-61	4,593,392	322,914
Series 2022-150, Class IO	0.822	06-16-64	5,476,548	331,016
Series 2022-181, Class IO	0.717	07-16-64	2,421,205	155,817
Series 2022-221, Class IO	0.844	06-16-64	6,855,356	431,286
Series 2022-57, Class IO	0.756	09-16-63	2,891,327	162,893
Series 2023-105, Class IO	0.745	07-16-65	5,642,481	363,144
Series 2023-177, Class IO	0.859	06-16-65	7,711,997	509,658
Series 2023-197, Class IO	1.318	09-16-65	7,383,111	654,531
Series 2023-30, Class IO	1.146	11-16-64	2,964,163	211,808
Series 2023-33, Class IO	0.935	05-16-63	4,668,810	328,086
Series 2023-36, Class IO	0.935	10-16-64	8,133,071	546,972
Series 2023-62, Class IO	0.937	02-16-65	4,948,151	334,673

Series 2023-91, Class IO	0.875	04-16-65	4,514,690	332,012
Asset backed securities 66.6%				$85,868,731
(Cost $85,334,581)
Asset backed securities 66.6%				85,868,731
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	484,873	470,219
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(C)	6.743	07-20-37	1,044,000	1,044,562
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(C)	6.753	07-22-37	315,000	315,168
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	1,830,000	1,674,781
Series 2023-2A, Class A2 (A)	6.500	11-16-48	590,000	596,273
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	1,020,000	974,156
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	495,919
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(C)	6.783	07-25-37	699,000	699,372
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	511,000	527,632
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	320,326	286,722
21	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	1,284,938	$1,187,526
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,619,000	1,606,061
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (A)(C)	6.846	07-15-37	627,000	634,367
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(C)	6.853	07-25-37	511,000	511,354
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(C)	6.902	03-13-37	436,000	439,283
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	1,297,175	1,150,286
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	278,839	267,870
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	944,039	920,452
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	97,392
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	1,004,480	988,237
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,876,257	1,769,989
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,372,204	1,249,771
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,576,032	1,411,152
Series 2020-3A, Class A (A)	2.070	10-18-45	417,038	374,904
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	702,316	620,205
Series 2022-1A, Class A (A)	2.720	01-18-47	808,824	714,773
Series 2023-1A, Class A (A)	6.310	06-18-48	276,728	276,648
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	675,000	660,884
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,771,000	1,649,458
Series 2024-2A, Class A2 (A)	4.500	05-20-49	1,171,000	1,078,032
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,230,000	2,056,250
Series 2021-2A, Class A2 (A)	2.400	10-25-51	656,000	590,262
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	590,625	557,430
Series 2021-1A, Class A2I (A)	2.045	11-20-51	2,166,450	1,979,870
Series 2021-1A, Class A2II (A)	2.493	11-20-51	285,675	250,054
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	809,681
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,721,140	1,636,275
Series 2019-1A, Class A2 (A)	3.668	10-25-49	640,320	580,354
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,410,125	1,242,747
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	409,840	403,553
Series 2020-2A, Class A2 (A)	3.237	01-20-51	967,500	872,427
Series 2021-1A, Class A2 (A)	2.791	10-20-51	354,900	308,215
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	128,945	123,128
Series 2021-A, Class A (A)	1.360	08-27-35	53,735	49,344
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(C)	6.783	04-18-37	762,000	766,350
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	194,084
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	406,476
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	709,000	731,165
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	1,292,000	1,296,099
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	555,000	$550,109
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	1,282,000	1,275,174
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(C)	6.783	07-20-37	452,000	452,311
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	334,472	320,082
Series 2021-1A, Class A2 (A)	2.773	04-20-29	380,571	361,028
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,096,000	1,026,909
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	151,931	137,827
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	72,240	66,391
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,195,000	1,097,820
Series 2023-1A, Class A2 (A)	5.687	05-20-53	525,000	520,764
Series 2024-1A, Class A2 (A)	5.893	06-20-54	260,000	260,473
Jack in the Box Funding LLC
Series 2022-1A, Class A2I (A)	3.445	02-26-52	353,350	327,089
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(C)	6.793	07-15-37	731,000	731,510
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	765,000	778,370
Series 2024-1A, Class A2 (A)	6.230	04-20-54	930,000	934,590
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	128,551	120,802
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	189,770	191,620
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	42,590	38,442
Series 2020-GA, Class A (A)	1.170	09-16-69	413,674	371,996
Series 2020-IA, Class A1A (A)	1.330	04-15-69	160,016	144,110
Series 2021-A, Class A (A)	0.840	05-15-69	531,814	468,223
Series 2021-FA, Class A (A)	1.110	02-18-70	696,938	592,534
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	165,903	145,290
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,142,784	1,908,751
Series 2022-1A, Class A2 (A)	3.695	01-30-52	913,963	800,386
Series 2023-1A, Class A2 (A)	7.308	01-30-53	572,750	577,039
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,257,000	1,997,898
Series 2021-1, Class B1 (A)	2.410	10-20-61	695,000	592,622
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(C)	6.783	04-20-37	537,000	537,092
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(C)	6.743	07-20-37	578,000	578,000
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,534,935	1,422,962
Series 2021-SFR3, Class A (A)	1.637	05-17-26	344,011	317,658
Series 2021-SFR6, Class A (A)	1.524	07-17-38	430,137	394,490
Series 2021-SFR8, Class B (A)	1.681	10-17-38	885,000	802,122
Series 2024-SFR1, Class A (A)	3.350	02-17-41	783,000	713,265
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,930,000	1,855,271
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	74,733	74,420
Series 2020-1A, Class B (A)	2.020	03-20-28	37,151	36,948
Series 2021-1A, Class B (A)	1.370	08-20-29	750,000	724,771
Series 2022-1A, Class A3 (A)	2.920	07-20-29	257,533	253,473
Series 2022-2A, Class C (A)	6.500	08-20-32	125,000	126,127
23	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	1,225,000	$1,223,472
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	214,875	203,080
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,236,750	1,080,057
Series 2024-1A, Class A2 (A)	6.174	01-25-54	914,708	915,597
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	1,148,715	1,113,466
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	40,127	39,749
Series 2021-A, Class APT2 (A)	1.070	01-15-53	450,207	395,423
Series 2021-D, Class A1A (A)	1.340	03-17-53	152,255	137,089
Series 2023-A, Class A1A (A)	5.380	01-15-53	143,625	142,658
Series 2023-C, Class A1A (A)	5.670	11-15-52	140,222	140,529
Series 2024-A, Class A1A (A)	5.240	03-15-56	888,643	879,817
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	76,233	72,562
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	507,238	478,725
Series 2020-1A, Class A2II (A)	4.336	01-20-50	442,750	406,549
Series 2021-1A, Class A2I (A)	2.190	08-20-51	881,840	756,640
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	559,000	559,000
Series 2024-1A, Class A2II (A)	6.268	07-30-54	503,000	503,000
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,632,915	1,469,949
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,353,600	1,221,330
Series 2021-1A, Class A (A)	1.650	02-20-46	1,128,225	974,089
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	455,722	400,166
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,500,567	1,335,158
Series 2021-1A, Class A (A)	1.860	03-20-46	1,045,092	913,015
Vantage Data Centers LLC
Series 2020-1A, Class A2 (A)	1.645	09-15-45	1,320,000	1,242,672
Series 2020-2A, Class A2 (A)	1.992	09-15-45	785,000	690,758
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	577,378	545,562
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	507,250	452,905
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,489,591	1,286,317
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	1,458,785	1,320,554
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	904,425	794,872

	Yield (%)	Shares	Value
Short-term investments 4.0%			$5,197,588
(Cost $5,197,701)
Short-term funds 4.0%			5,197,588
John Hancock Collateral Trust (D)	5.2280(E)	519,930	5,197,588

Total investments (Cost $132,960,292) 102.9%	$132,710,765
Other assets and liabilities, net (2.9%)	(3,772,250)
Total net assets 100.0%	$128,938,515

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	24

Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,083,084 or 91.6% of the portfolio’s net assets as of 5-31-24.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-24.
25	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 5-31-24

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$1,003,993	$233,858,447	$57,401,960	$20,106,976	$127,513,177
Affiliated investments, at value	20,339	987,385	946,467	149,960	5,197,588
Total investments, at value	1,024,332	234,845,832	58,348,427	20,256,936	132,710,765
Dividends and interest receivable	5,889	2,968,826	963,257	319,750	373,062
Receivable for fund shares sold	—	1,441,744	382,903	—	771,959
Receivable from affiliates	15,930	4,910	1,488	891	2,828
Other assets	43,715	24,619	16,447	11,290	21,871
Total assets	1,089,866	239,285,931	59,712,522	20,588,867	133,880,485
Liabilities
Due to custodian	—	—	—	—	9,614
Distributions payable	3,961	1,117,276	344,276	80,964	408,511
Payable for investments purchased	—	—	141,000	—	4,432,012
Payable for delayed delivery securities purchased	—	657,313	—	—	—
Payable for fund shares repurchased	—	60,523	29,005	—	31,895
Payable to affiliates
Accounting and legal services fees	47	10,421	2,634	971	5,817
Trustees’ fees	1	99	52	20	14
Other liabilities and accrued expenses	99,496	56,175	52,170	40,301	54,107
Total liabilities	103,505	1,901,807	569,137	122,256	4,941,970
Net assets	$986,361	$237,384,124	$59,143,385	$20,466,611	$128,938,515
Net assets consist of
Paid-in capital	$1,025,819	$240,986,332	$65,078,057	$20,070,000	$130,282,739
Total distributable earnings (loss)	(39,458)	(3,602,208)	(5,934,672)	396,611	(1,344,224)
Net assets	$986,361	$237,384,124	$59,143,385	$20,466,611	$128,938,515
Unaffiliated investments, at cost	$1,042,837	$233,311,974	$57,034,119	$19,776,913	$127,762,591
Affiliated investments, at cost	20,338	987,325	946,476	149,982	5,197,701
Total investments, at cost	1,063,175	234,299,299	57,980,595	19,926,895	132,960,292
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$986,361	$237,384,124	$59,143,385	$20,466,611	$128,938,515
Shares outstanding	102,585	27,477,715	7,033,944	2,006,993	13,931,255
Net asset value per share	$9.62	$8.64	$8.41	$10.20	$9.26
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	26

STATEMENTS OF OPERATIONS For the year ended 5-31-24

	Managed Account Shares Bond Completion Portfolio[1]	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$19,580	$9,294,412	$3,340,738	$1,013,020	$4,243,250
Dividends from affiliated investments	1,960	96,715	28,581	9,371	114,071
Dividends from unaffiliated investments	—	—	39,269	—	—
Less foreign taxes withheld	—	158	(1,648)	—	—
Total investment income	21,540	9,391,285	3,406,940	1,022,391	4,357,321
Expenses
Investment management fees	2,823	1,049,362	298,504	126,267	630,327
Accounting and legal services fees	83	31,913	9,742	4,582	18,728
Trustees’ fees	287	3,824	1,485	964	2,620
Custodian fees	5,601	33,343	27,396	15,507	30,671
State registration fees	12,949	37,815	30,054	13,531	36,022
Printing and postage	9,843	10,093	10,445	14,251	10,916
Professional fees	41,959	59,435	55,364	33,137	57,405
Other	2,523	13,554	12,486	6,251	13,308
Total expenses	76,068	1,239,339	445,476	214,490	799,997
Less expense reductions	(76,054)	(1,239,189)	(444,088)	(214,480)	(799,948)
Net expenses	14	150	1,388	10	49
Net investment income	21,526	9,391,135	3,405,552	1,022,381	4,357,272
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,257)	(1,329,522)	(1,604,030)	26,313	(249,362)
Affiliated investments	70	(440)	214	79	(507)
	(1,187)	(1,329,962)	(1,603,816)	26,392	(249,869)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(38,844)	4,540,640	3,362,034	627,576	2,730,624
Affiliated investments	1	216	(8)	(12)	(108)
	(38,843)	4,540,856	3,362,026	627,564	2,730,516
Net realized and unrealized gain (loss)	(40,030)	3,210,894	1,758,210	653,956	2,480,647
Increase (decrease) in net assets from operations	$(18,504)	$12,602,029	$5,163,762	$1,676,337	$6,837,919

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
27	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
	Period ended 5-31-24[1]	Year ended 5-31-24	Year ended 5-31-23	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$21,526	$9,391,135	$2,891,321	$3,405,552	$2,261,226
Net realized gain (loss)	(1,187)	(1,329,962)	(1,489,507)	(1,603,816)	(3,401,926)
Change in net unrealized appreciation (depreciation)	(38,843)	4,540,856	268,309	3,362,026	413,006
Increase (decrease) in net assets resulting from operations	(18,504)	12,602,029	1,670,123	5,163,762	(727,694)
Distributions to shareholders
From earnings	(20,975)	(9,597,881)	(3,169,902)	(3,421,669)	(2,479,767)
Total distributions	(20,975)	(9,597,881)	(3,169,902)	(3,421,669)	(2,479,767)
From portfolio share transactions	1,025,840	137,354,388	61,249,649	18,817,102	3,124,843
Total increase (decrease)	986,361	140,358,536	59,749,870	20,559,195	(82,618)
Net assets
Beginning of period	—	97,025,588	37,275,718	38,584,190	38,666,808
End of period	$986,361	$237,384,124	$97,025,588	$59,143,385	$38,584,190

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	28

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Managed Account Shares Non- Investment-Grade Municipal Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
	Year ended 5-31-24	Period ended 5-31-23[2]	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,022,381	$263,622	$4,357,272	$2,829,405
Net realized gain (loss)	26,392	(26,280)	(249,869)	(397,572)
Change in net unrealized appreciation (depreciation)	627,564	(297,523)	2,730,516	(673,465)
Increase (decrease) in net assets resulting from operations	1,676,337	(60,181)	6,837,919	1,758,368
Distributions to shareholders
From earnings	(958,435)	(261,109)	(4,277,268)	(2,809,828)
Total distributions	(958,435)	(261,109)	(4,277,268)	(2,809,828)
From portfolio share transactions	69,999	20,000,000	46,140,446	43,862,639
Total increase (decrease)	787,901	19,678,710	48,701,097	42,811,179
Net assets
Beginning of period	19,678,710	—	80,237,418	37,426,239
End of period	$20,466,611	$19,678,710	$128,938,515	$80,237,418

[2]	Period from 2-8-23 (commencement of operations) to 5-31-23.
29	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

Period ended	5-31-24[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.21
Net realized and unrealized gain (loss) on investments	(0.39)
Total from investment operations	(0.18)
Less distributions
From net investment income	(0.20)
Net asset value, end of period	$9.62
Total return (%)[3]	(1.76)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	14.21[5]
Expenses including reductions	—[5,6]
Net investment income	4.80[7]
Portfolio turnover (%)	10

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Less than 0.005%.
[7]	Annualized.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$8.54	$8.97	$10.34	$10.02	$10.00
Net investment income[2]	0.48	0.40	0.29	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.11	(0.39)	(1.24)	0.43	0.07
Total from investment operations	0.59	0.01	(0.95)	0.71	0.37
Less distributions
From net investment income	(0.49)	(0.44)	(0.39)	(0.38)	(0.35)
From net realized gain	—	—	(0.03)	(0.01)	—
Total distributions	(0.49)	(0.44)	(0.42)	(0.39)	(0.35)
Net asset value, end of period	$8.64	$8.54	$8.97	$10.34	$10.02
Total return (%)[3]	7.14	0.19	(9.54)	7.09	3.74[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$237	$97	$37	$24	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.85	0.91	1.17	1.87[5]
Expenses including reductions	—[6]	—[6]	—[6]	—	—[5]
Net investment income	5.64	4.72	2.90	2.73	3.33[5]
Portfolio turnover (%)	41	42	40	58	39

[1]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	30

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$8.07	$8.77	$9.85	$9.10	$10.00
Net investment income[2]	0.59	0.52	0.45	0.48	0.52
Net realized and unrealized gain (loss) on investments	0.34	(0.65)	(1.01)	0.83	(0.87)
Total from investment operations	0.93	(0.13)	(0.56)	1.31	(0.35)
Less distributions
From net investment income	(0.59)	(0.57)	(0.52)	(0.56)	(0.55)
Net asset value, end of period	$8.41	$8.07	$8.77	$9.85	$9.10
Total return (%)[3]	11.99	(1.35)	(5.98)	14.69	(3.62)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$39	$39	$23	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.98	0.92	1.32	1.93[5]
Expenses including reductions	—[6]	—[6]	—[6]	—	—[5,6]
Net investment income	7.19	6.32	4.76	4.96	6.03[5]
Portfolio turnover (%)	56	87	35	34	40

[1]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

Period ended	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.84	$10.00
Net investment income[2]	0.51	0.13
Net realized and unrealized gain (loss) on investments	0.33	(0.16)
Total from investment operations	0.84	(0.03)
Less distributions
From net investment income	(0.48)	(0.13)
Net asset value, end of period	$10.20	$9.84
Total return (%)[3]	8.73	(0.29)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.59[5]
Expenses including reductions	—[6]	—[5]
Net investment income	5.10	4.34[7]
Portfolio turnover (%)	13	19

[1]	Period from 2-8-23 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Less than $0.005 per share.
[7]	Annualized.
31	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$9.06	$9.33	$10.17	$9.96	$10.00
Net investment income[2]	0.40	0.36	0.24	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.19	(0.28)	(0.84)	0.25	(0.02)
Total from investment operations	0.59	0.08	(0.60)	0.50	0.23
Less distributions
From net investment income	(0.39)	(0.35)	(0.23)	(0.27)	(0.27)
From net realized gain	—	—	(0.01)	(0.02)	—
Total distributions	(0.39)	(0.35)	(0.24)	(0.29)	(0.27)
Net asset value, end of period	$9.26	$9.06	$9.33	$10.17	$9.96
Total return (%)[3]	6.64	0.87	(5.98)	5.02	2.37[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$129	$80	$37	$25	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.83	0.93	1.25	1.86[5]
Expenses including reductions	—[6]	—[6]	—	—	—[5]
Net investment income	4.36	3.97	2.39	2.48	2.80[5]
Portfolio turnover (%)	40	53	54	32	41

[1]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	32

Notes to financial statements
Note 1—Organization
John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio, except for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek high level of current income consistent with prudent investment risk. The investment objective for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek a high level of interest income exempt from federal income tax.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
John Hancock Managed Account Shares Bond Completion Portfolio commenced operations on December 18, 2023.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$815,194	—	$815,194	—
Corporate bonds	188,799	—	188,799	—
33	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio (continued)
Short-term investments	$20,339	$20,339	—	—
Total investments in securities	$1,024,332	$20,339	$1,003,993	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$233,551,986	—	$233,551,986	—
Municipal bonds	306,461	—	306,461	—
Short-term investments	987,385	$987,385	—	—
Total investments in securities	$234,845,832	$987,385	$233,858,447	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$56,729,618	—	$56,729,618	—
Term loans	260,674	—	260,674	—
Asset backed securities	34,007	—	34,007	—
Common stocks	8,005	—	8,005	—
Preferred securities	369,656	$369,656	—	—
Short-term investments	946,467	946,467	—	—
Total investments in securities	$58,348,427	$1,316,123	$57,032,304	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$20,106,976	—	$20,106,976	—
Short-term investments	149,960	$149,960	—	—
Total investments in securities	$20,256,936	$149,960	$20,106,976	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$41,644,446	—	$41,644,446	—
Asset backed securities	85,868,731	—	85,868,731	—
Short-term investments	5,197,588	$5,197,588	—	—
Total investments in securities	$132,710,765	$5,197,588	$127,513,177	—
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay
| JOHN HANCOCK MANAGED ACCOUNT SHARES	34

their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended May 31, 2024 were as follows:
Portfolio	Commitment fee
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$3,859
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	3,535
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	2,141
Managed Account Shares Securitized Debt Portfolio	3,707
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio incurred offering costs of $124,673 which were amortized in the fund’s first year of operations. During the year ended May 31, 2024, $86,417 of offering costs were expensed and are included in state registration and professional fees. The Managed Account Shares Bond Completion Portfolio incurred offering costs of $71,521 which are amortized over the fund’s first year of operations. During the period ended May 31, 2024, $31,957 of offering costs were expensed and $39,564 of unamortized offering cost are included in Other assets within the Statements of assets and liabilities.
35	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Bond Completion Portfolio	$916	—
Managed Account Shares Investment-Grade Corporate Bond Portfolio	853,717	$2,808,466
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,957,143	3,749,538
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	1,129	—
Managed Account Shares Securitized Debt Portfolio	265,336	1,104,255
As of May 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on May 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Bond Completion Portfolio	$1,063,540	—	$(39,208)	$(39,208)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	234,722,224	$2,757,294	(2,633,686)	123,608
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	58,467,407	707,285	(826,265)	(118,980)
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	19,855,494	638,801	(237,359)	401,442
Managed Account Shares Securitized Debt Portfolio	133,008,955	1,142,634	(1,440,824)	(298,190)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended May 31, 2024 was as follows:
Portfolio	Ordinary Income	Exempt Income	Total
Managed Account Shares Bond Completion Portfolio	$20,975	—	$20,975
Managed Account Shares Investment-Grade Corporate Bond Portfolio	9,597,881	—	9,597,881
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	3,421,669	—	3,421,669
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	7,999	$950,436	958,435
Managed Account Shares Securitized Debt Portfolio	4,277,268	—	4,277,268
The tax character of distributions for the year ended May 31, 2023 was as follows:
Portfolio	Ordinary Income	Exempt Income	Total
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$3,169,902	—	$3,169,902
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	2,479,767	—	2,479,767
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	204	$260,905	261,109
Managed Account Shares Securitized Debt Portfolio	2,809,828	—	2,809,828
As of May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Exempt Interest
Managed Account Shares Bond Completion Portfolio	$4,627	—
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,053,643	—
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	235,265	—
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	$77,262
Managed Account Shares Securitized Debt Portfolio	732,068	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	36

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse all of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2024 for all funds except Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio, which will expire on September 30, 2025 and Managed Account Shares Bond Completion Portfolio, which will expire on September 30, 2026, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Bond Completion Portfolio	$76,054
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,239,189
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	444,088
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	214,480
Managed Account Shares Securitized Debt Portfolio	799,948
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the year ended May 31, 2024, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the year ended May 31, 2024, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
37	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended May 31, 2024 and 2023 were as follows:
	Period Ended 5-31-24[1]
	Shares	Amount
Managed Account Shares Bond Completion Portfolio
Sold	102,585	$1,025,840
Net increase	102,585	$1,025,840
Total net increase	102,585	$1,025,840

[1]	Period from 12-18-23 (commencement of operations) to 5-31-24.

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	18,950,489	$161,597,649	9,314,000	$79,417,636
Repurchased	(2,834,590)	(24,243,261)	(2,109,401)	(18,167,987)
Net increase	16,115,899	$137,354,388	7,204,599	$61,249,649
Total net increase	16,115,899	$137,354,388	7,204,599	$61,249,649

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	5,221,184	$42,734,747	3,773,065	$31,101,525
Repurchased	(2,971,061)	(23,917,645)	(3,399,784)	(27,976,682)
Net increase	2,250,123	$18,817,102	373,281	$3,124,843
Total net increase	2,250,123	$18,817,102	373,281	$3,124,843

	Year Ended 5-31-24		Period Ended 5-31-23[1]
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Sold	6,993	$69,999	2,000,000	$20,000,000
Net increase	6,993	$69,999	2,000,000	$20,000,000
Total net increase	6,993	$69,999	2,000,000	$20,000,000

[1]	Period from 2-8-23 (commencement of operations) to 5-31-23.

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	9,526,658	$86,608,982	10,708,649	$97,159,027
Repurchased	(4,448,815)	(40,468,536)	(5,867,597)	(53,296,388)
Net increase	5,077,843	$46,140,446	4,841,052	$43,862,639
Total net increase	5,077,843	$46,140,446	4,841,052	$43,862,639
Affiliates of the portfolios owned 100% of shares of Managed Account Shares Bond Completion Portfolio and Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio on May 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended May 31, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Bond Completion Portfolio	$371,249	$770,004	$85,359	$14,678
Managed Account Shares Investment-Grade Corporate Bond Portfolio	—	203,191,136	—	66,828,185
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	—	43,715,519	—	25,995,480
| JOHN HANCOCK MANAGED ACCOUNT SHARES	38

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	$2,519,832	—	$2,566,438
Managed Account Shares Securitized Debt Portfolio	$189,344	84,332,918	$190,277	39,365,981
Note 7—Investment in affiliated underlying funds
The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	2,035	—	$654,443	$(634,175)	$70	$1	$1,960	—	$20,339
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	98,771	$1,774,687	$111,529,359	$(112,316,437)	$(440)	$216	$96,715	—	$987,385
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	94,678	$319,300	$33,207,586	$(32,580,625)	$214	$(8)	$28,581	—	$946,467
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	15,001	$52,385	$2,491,013	$(2,393,505)	$79	$(12)	$9,371	—	$149,960
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	519,930	$340,584	$70,089,841	$(65,232,222)	$(507)	$(108)	$114,071	—	$5,197,588
39	JOHN HANCOCK MANAGED ACCOUNT SHARES |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of each of the portfolios listed in the table below (five of the portfolios constituting John Hancock Strategic Series, hereafter collectively referred to as the "Portfolios") as of May 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of May 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statement of operations	Statements of changes in net assets	Financial Highlights
Managed Account Shares Bond Completion Portfolio	For the period December 18, 2023 (commencement of operations) through May 31, 2024	For the period December 18, 2023 (commencement of operations) through May 31, 2024	For the period December 18, 2023 (commencement of operations) through May 31, 2024
Managed Account Shares Investment-Grade Corporate Bond Portfolio	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For each of the four years in the period ended May 31, 2024 and for the period from July 9, 2019 (commencement of operations) to May 31, 2020
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For each of the four years in the period ended May 31, 2024 and for the period from July 9, 2019 (commencement of operations) to May 31, 2020
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	For the year ended May 31, 2024	For the year ended May 31, 2024 and the period from February 8, 2023 (commencement of operations) through May 31, 2023	For the year ended May 31, 2024 and the period from February 8, 2023 (commencement of operations) through May 31, 2023
Managed Account Shares Securitized Debt Portfolio	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For each of the four years in the period ended May 31, 2024 and for the period from July 9, 2019 (commencement of operations) to May 31, 2020
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent, agent bank and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts July 23, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	40

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended May 31, 2024.
For Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio, 99.19% of dividends from net investment income are exempt-interest dividends.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the portfolio.
41	JOHN HANCOCK MANAGED ACCOUNT SHARES |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on December 11-14, 2023, the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Managed Account Shares Bond Completion Portfolio (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
At the December 11-14, 2023 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including fee and expense information for the New Fund, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the December meetings and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund, by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its September 25-28, 2023 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK MANAGED ACCOUNT SHARES	42

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing other funds. The Board also considered the performance of other fixed-income funds managed by the New Fund’s portfolio management team. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed the proposed fees and expenses for the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees.
The Board noted that the New Fund is intended to serve solely as a completion vehicle for separately managed accounts and that the New Fund will not be distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the New Fund’s net total expenses to zero.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)noted that the subadvisory fee for the New Fund will be paid by Advisor; and
43	JOHN HANCOCK MANAGED ACCOUNT SHARES |

(j)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses to zero;
(b)the Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)the performance of other fixed-income funds managed by the New Fund’s portfolio management team; and
(c)the proposed subadvisory fee for the fund.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for a similar fund
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
| JOHN HANCOCK MANAGED ACCOUNT SHARES	44

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
45	JOHN HANCOCK MANAGED ACCOUNT SHARES |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619775	JHMASA5/24
7/2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 23, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	July 23, 2024